UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22819

                          ETFis Series Trust I
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor

                          New York, NY 10036
(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-4383

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments - InfraCap REIT Preferred ETF

January 31, 2019 (unaudited)

Security Description	Shares	Value
PREFERRED STOCKS-98.2%
Financials-30.1%
AGNC Investment Corp., Series B, 7.75%	8,577	$214,854
AGNC Investment Corp., Series C, 7.00%	15,929	401,092
Annaly Capital Management, Inc., Series F, 6.95%	35,288	891,022
Annaly Capital Management, Inc., Series G, 6.50%	20,830	496,379
Apollo Global Management LLC, Series B, 6.38%	14,703	356,842
Arch Capital Group Ltd., Series F, 5.45%	16,174	372,811
ARMOUR Residential REIT, Inc., Series B, 7.88%	7,804	193,227
Capstead Mortgage Corp., Series E, 7.50%	12,656	320,956
Chimera Investment Corp., Series A, 8.00%	7,107	182,366
Chimera Investment Corp., Series B, 8.00%	15,929	407,782
Invesco Mortgage Capital, Inc., Series A, 7.75%	6,862	171,413
Invesco Mortgage Capital, Inc., Series C, 7.50%	14,091	337,902
KKR & Co., Inc., Series A, 6.75%	16,909	455,528
KKR & Co., Inc., Series B, 6.50%	7,597	202,840
New York Mortgage Trust, Inc., Series D, 8.00%	7,045	159,921
PennyMac Mortgage Investment Trust, Series A, 8.13%	5,636	142,253
PennyMac Mortgage Investment Trust, Series B, 8.00%	9,557	238,351
Two Harbors Investment Corp., Series A, 8.13%	7,045	185,495
Two Harbors Investment Corp., Series B, 7.63%	14,091	350,584
Two Harbors Investment Corp., Series C, 7.25%	14,458	347,715
Wells Fargo Real Estate Investment Corp., Series A, 6.38%	13,478	350,563
Total Financials		6,779,896
Real Estate-68.1%
American Homes 4 Rent, Series D, 6.50%	13,172	315,733
American Homes 4 Rent, Series E, 6.35%	11,273	258,941
American Homes 4 Rent, Series F, 5.88%	7,597	173,288
American Homes 4 Rent, Series G, 5.88%	5,636	123,485
Ashford Hospitality Trust, Inc., Series F, 7.38%	5,881	115,679
Ashford Hospitality Trust, Inc., Series G, 7.38%	7,597	162,272
Ashford Hospitality Trust, Inc., Series H, 7.50%	4,656	100,476
Ashford Hospitality Trust, Inc., Series I, 7.50%	6,616	137,017
Boston Properties, Inc., Series B, 5.25%	9,802	245,246
Brookfield Property REIT, Inc., Series A, 6.38%	12,253	286,720
CBL & Associates Properties, Inc., Series D, 7.38%	22,239	325,579
CBL & Associates Properties, Inc., Series E, 6.63%	8,454	111,170
Cedar Realty Trust, Inc., Series C, 6.50%	6,126	123,439
Colony Capital, Inc., Series E, 8.75%	12,253	314,412
Colony Capital, Inc., Series H, 7.13%	14,091	294,502
Colony Capital, Inc., Series I, 7.15%	16,909	356,780
Colony Capital, Inc., Series J, 7.13%	15,500	327,050

Security Description	Shares	Value
PREFERRED STOCKS (continued)
Real Estate (continued)
Digital Realty Trust, Inc., Series C, 6.63%	9,863	$255,452
Digital Realty Trust, Inc., Series I, 6.35%	12,253	319,926
Digital Realty Trust, Inc., Series J, 5.25%	9,802	229,759
EPR Properties, Series G, 5.75%	7,352	166,743
Farmland Partners, Inc., Series B, 6.00%	7,398	175,998
Federal Realty Investment Trust, Series C, 5.00%	7,352	166,743
Global Net Lease, Inc., Series A, 7.25%	6,630	156,136
Hersha Hospitality Trust, Series D, 6.50%	9,437	203,084
Hersha Hospitality Trust, Series E, 6.50%	4,904	99,944
Kimco Realty Corp., Series I, 6.00%	19,604	478,730
Kimco Realty Corp., Series J, 5.50%	11,027	244,028
Kimco Realty Corp., Series K, 5.63%	8,577	197,700
Kimco Realty Corp., Series L, 5.13%	11,027	232,229
Kimco Realty Corp., Series M, 5.25%	12,963	284,927
Monmouth Real Estate Investment Corp., Series C, 6.13%	13,599	319,712
National Retail Properties, Inc., Series E, 5.70%	14,091	353,261
National Retail Properties, Inc., Series F, 5.20%	16,909	389,752
National Storage Affiliates Trust, Series A, 6.00%	8,454	205,770
Pebblebrook Hotel Trust, Series D, 6.38%	6,126	156,703
Pebblebrook Hotel Trust, Series F, 6.30%	7,352	187,844
Pennsylvania Real Estate Investment Trust, Series B, 7.38%	4,227	86,231
Pennsylvania Real Estate Investment Trust, Series C, 7.20%	8,454	163,247
Pennsylvania Real Estate Investment Trust, Series D, 6.88%	5,881	112,033
PS Business Parks, Inc., Series U, 5.75%	11,273	263,225
PS Business Parks, Inc., Series V, 5.70%	5,391	135,098
PS Business Parks, Inc., Series W, 5.20%	9,300	199,950
PS Business Parks, Inc., Series X, 5.25%	11,273	244,624
PS Business Parks, Inc., Series Y, 5.20%	9,802	212,213
Public Storage, Series A, 5.88%	5,682	143,925
Public Storage, Series B, 5.40%	8,972	220,980
Public Storage, Series C, 5.13%	5,981	137,324
Public Storage, Series D, 4.95%	9,719	218,678
Public Storage, Series E, 4.90%	10,467	230,379
Public Storage, Series F, 5.15%	8,374	191,262
Public Storage, Series G, 5.05%	8,972	206,535
Public Storage, Series V, 5.38%	14,803	352,904
Public Storage, Series W, 5.20%	14,953	351,695
Public Storage, Series X, 5.20%	6,729	160,285
QTS Realty Trust, Inc., Series A, 7.13%	5,244	133,722
SITE Centers Corp., Series A, 6.38%	8,577	188,351
SITE Centers Corp., Series J, 6.50%	9,802	251,127
Spirit Realty Capital, Inc., Series A, 6.00%	8,454	194,104
Summit Hotel Properties, Inc., Series E, 6.25%	7,842	158,879
Taubman Centers, Inc., Series K, 6.25%	8,332	207,050
Vornado Realty Trust, Series L, 5.40%	14,703	337,875
Vornado Realty Trust, Series M, 5.25%	15,659	355,772
Washington Prime Group, Inc., Series H, 7.50%	4,901	79,445

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

January 31, 2019 (unaudited)

Security Description	Shares	Value
PREFERRED STOCKS (continued)
Real Estate (continued)
Welltower, Inc., Series I, 6.50%	17,607	$1,206,256
Total Real Estate		15,339,399
TOTAL INVESTMENTS - 98.2%
(Cost $23,212,307)		22,119,295
Other Assets in Excess of Liabilities - 1.8%		405,022
Net Assets - 100.0%		$22,524,317

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$ 22,119,295	$ –	$ –	$ 22,119,295
Total	$ 22,119,295	$ –	$ –	$ 22,119,295
There were no Level 3 securities as of January 31, 2019.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Cumberland Municipal Bond ETF

January 31, 2019 (unaudited)

Security Description	Principal	Value
MUNICIPAL BONDS – 96.1%
ALABAMA – 1.0%
Auburn University, Series A, 5.00%, 06/01/26 (Call 6/01/21)	$100,000	$107,584
ARIZONA – 5.2%
Arizona Department of Transportation State Highway Fund Revenue, Series A, 5.25%, 07/01/29 (Call 7/01/21)	200,000	216,632
City of Phoenix Civic Improvement Corp., Series A, 5.00%, 07/01/22 (Call 7/01/20)	130,000	136,036
Salt River Project Agricultural Improvement & Power District, Series A, 5.00%, 01/01/38 (Call 1/01/27)	200,000	229,944
Total Arizona		582,612
ARKANSAS – 1.8%
State of Arkansas, 5.00%, 04/01/20	200,000	207,628
CALIFORNIA – 3.8%
Beverly Hills Unified School District CA, 4.00%, 08/01/40 (Call 8/01/26)	150,000	156,412
California Health Facilities Financing Authority, Series A, 5.00%, 08/15/52 (Call 8/15/23)	100,000	107,403
State of California, 5.00%, 10/01/41 (Call 10/01/21)	150,000	161,145
Total California		424,960
COLORADO – 5.1%
Arapahoe County School District No 6 Littleton, Series A, (ST AID WITHHLDG), 5.50%, 12/01/43 (Call 12/01/28)	90,000	109,276
City & County of Denver Co. Airport System Revenue, Series A, 5.00%, 11/15/31 (Call 11/15/26)	175,000	203,737
Regional Transportation District, Series A, 4.50%, 06/01/44 (Call 6/01/23)	250,000	264,677
Total Colorado		577,690
CONNECTICUT – 2.2%
State of Connecticut Clean Water Fund - State Revolving Fund, Series A, 5.00%, 05/01/27	200,000	244,524
DISTRICT OF COLUMBIA – 2.1%
District of Columbia, Series G, 5.00%, 12/01/36 (Call 12/01/21)	100,000	107,284
District of Columbia Water & Sewer Authority, Series A, 5.00%, 10/01/52 (Call 4/01/27)	110,000	123,861
Total District of Columbia		231,145
Security Description	Principal	Value
MUNICIPAL BONDS (continued)
FLORIDA – 5.9%
Central Florida Expressway Authority, Series B, 4.00%, 07/01/38 (Call 7/01/26)	$200,000	$207,132
City of Tampa FL, Series A, 4.00%, 11/15/46 (Call 5/15/26)	100,000	100,246
Florida Housing Finance Corp., Series 1, (GNMA/FNMA/FHLMC), 3.80%, 07/01/47 (Call 1/01/27)	140,000	137,225
Orange County School Board, Series A, (AGC Insured), 5.50%, 08/01/34 (Call 8/01/19)	100,000	101,912
Sarasota County Public Hospital District, 5.00%, 07/01/37 (Call 7/01/28)	100,000	113,564
Total Florida		660,079
GEORGIA – 2.0%
State of Georgia, Series C-1, 4.00%, 07/01/25	200,000	225,870
HAWAII – 4.6%
City & County Honolulu HI Wastewater System Revenue, Series A, 5.00%, 07/01/45 (Call 7/01/25)	150,000	169,044
State of Hawaii Department of Budget & Finance, Series A, 5.50%, 07/01/43 (Call 7/01/23)	200,000	220,758
State of Hawaii State Highway Fund, Series A, 5.00%, 01/01/28 (Call 7/01/24)	115,000	132,218
Total Hawaii		522,020
INDIANA – 2.3%
Ball State University, Series R, 5.00%, 07/01/36 (Call 7/01/27)	220,000	253,106
KANSAS – 0.9%
Geary County Unified School District No 475, Series A, 4.00%, 09/01/43 (Call 9/01/25)	100,000	102,428
LOUISIANA – 1.4%
State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 4.50%, 05/01/39 (Call 5/01/25)	150,000	159,549
MAINE – 1.0%
Maine Turnpike Authority, 5.00%, 07/01/47 (Call 7/01/28)	100,000	113,998
MARYLAND – 3.1%
City of Baltimore MD, Series C, 3.00%, 07/01/19	185,000	185,949
University System of Maryland, Series A, 4.00%, 04/01/37 (Call 4/01/27)	150,000	159,221
Total Maryland		345,170

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Cumberland Municipal Bond ETF (continued)

January 31, 2019 (unaudited)

Security Description	Principal	Value
MUNICIPAL BONDS (continued)
MASSACHUSETTS – 10.4%
Commonwealth of Massachusetts, (NATL Insured), 5.25%, 01/01/21	$160,000	$170,587
Commonwealth of Massachusetts, Series A, 4.50%, 12/01/43 (Call 12/01/21)	185,000	191,641
Commonwealth of Massachusetts, Series B, 5.00%, 08/01/25 (Call 8/01/20)	200,000	209,832
Massachusetts Development Finance Agency, Series M-4, 5.00%, 07/01/44 (Call 7/01/23)	105,000	113,834
Massachusetts Health & Educational Facilities Authority, Series I, 5.75%, 07/01/36 (Call 7/01/19)	150,000	152,508
Massachusetts School Building Authority, Series B, 5.00%, 10/15/41 (Call 10/15/21)	200,000	213,658
Massachusetts School Building Authority, Series B, 5.25%, 02/15/48 (Call 2/15/28)	100,000	115,712
Total Massachusetts		1,167,772
MICHIGAN – 1.9%
Michigan State Housing Development Authority, Series A, 3.63%, 10/01/52 (Call 10/01/25)	120,000	112,062
Michigan State Housing Development Authority, Series A, 4.15%, 10/01/53 (Call 10/01/27)	100,000	100,023
Total Michigan		212,085
MISSOURI – 1.1%
Missouri Highway & Transportation Commission, Series A, 5.00%, 05/01/26	100,000	120,653
NEBRASKA – 2.7%
Omaha Public Power District, Series A, 4.00%, 02/01/42 (Call 12/01/27)	100,000	103,969
Omaha Public Power District, Series B, 4.00%, 02/01/39 (Call 8/01/24)	190,000	195,615
Total Nebraska		299,584
NEVADA – 2.9%
County of Clark NV, 5.00%, 11/01/24	150,000	175,157
Las Vegas Valley Water District, Series A, 4.00%, 02/01/38 (Call 2/01/27)	150,000	156,249
Total Nevada		331,406
NEW JERSEY – 2.4%
New Jersey Economic Development Authority, 5.00%, 06/15/46 (Call 6/15/23)	150,000	165,809
Security Description	Principal	Value
MUNICIPAL BONDS (continued)
NEW JERSEY (continued)
New Jersey Housing & Mortgage Finance Agency, Series D, 4.45%, 11/01/48 (Call 5/01/26)	$100,000	$100,694
Total New Jersey		266,503
NEW YORK – 8.6%
Metropolitan Transportation Authority, Series D, 5.00%, 11/15/43 (Call 11/15/23)	100,000	108,516
New York City Water & Sewer System, Series BB, 5.00%, 06/15/46 (Call 6/15/23)	150,000	163,850
New York City Water & Sewer System, Series DD, 5.00%, 06/15/39 (Call 6/15/24)	150,000	168,390
New York State Dormitory Authority, Series A, 5.00%, 07/01/43 (Call 7/01/23)	200,000	221,978
New York State Environmental Facilities Corp., Series A, 5.00%, 06/15/30 (Call 6/15/23)	100,000	112,252
New York State Housing Finance Agency, Series D, (SONYMA/FNMA), 4.20%, 11/01/49 (Call 5/01/26)	75,000	76,025
Port Authority of New York & New Jersey, 6.13%, 06/01/94 (Call 6/01/24)	100,000	118,622
Total New York		969,633
OHIO – 2.1%
Ohio Housing Finance Agency, Series A, (GNMA/FNMA/FHLMC), 4.10%, 03/01/42 (Call 9/01/26)	135,000	139,201
Ohio Housing Finance Agency, Series A, (GNMA/FNMA/FHLMC), 4.00%, 09/01/48 (Call 9/01/27)	100,000	100,575
Total Ohio		239,776
OKLAHOMA – 0.9%
Oklahoma Development Finance Authority, (AGM), 4.13%, 08/15/57 (Call 8/15/28)	100,000	102,175
PENNSYLVANIA – 3.4%
Berks County Municipal Authority, Series A-3, 5.50%, 11/01/31 (Call 11/01/19)	125,000	128,426
City of Philadelphia PA, (AGM Insured), 4.00%, 08/01/39 (Call 8/01/27)	75,000	76,318
Commonwealth Financing Authority, (AGM), 4.00%, 06/01/39 (Call 6/01/28)	100,000	101,869

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Cumberland Municipal Bond ETF (continued)

January 31, 2019 (unaudited)

Security Description	Principal	Value
MUNICIPAL BONDS (continued)
PENNSYLVANIA (continued)
Delaware River Joint Toll Bridge Commission, 4.00%, 07/01/47 (Call 7/01/27)	$75,000	$76,960
Total Pennsylvania		383,573
PUERTO RICO – 1.1%
Commonwealth of Puerto Rico, Series A, (AGM Insured), 5.00%, 07/01/35 (Call 7/01/22)	120,000	124,597
TENNESSEE – 1.9%
Metropolitan Government of Nashville & Davidson County TN, 4.00%, 07/01/30 (Call 7/01/27)	100,000	110,352
Rutherford County Health & Educational Facilities Board, Series C, 5.00%, 11/15/47 (Call 11/15/21)	100,000	106,782
Total Tennessee		217,134
TEXAS – 5.8%
City of Houston TX Combined Utility System Revenue, Series D, 5.00%, 11/15/19	150,000	153,865
Grand Parkway Transportation Corp., Series B, 5.00%, 04/01/53 (Call 10/01/23)	100,000	107,504
Lower Colorado River Authority, 5.00%, 05/15/39 (Call 5/15/23)	150,000	163,346
Red River Education Finance Corp., 5.00%, 03/15/43 (Call 3/15/23)	205,000	224,750
Total Texas		649,465
UTAH – 1.0%
Salt Lake City Corp. Airport Revenue, Series B, 5.00%, 07/01/42 (Call 7/01/27)	100,000	112,391
VIRGINIA – 2.8%
County of Fairfax VA, Series A, (ST AID WITHHLDG), 4.00%, 10/01/36 (Call 4/01/27)	100,000	107,258
University of Virginia, Series A, 4.00%, 04/01/42 (Call 4/01/27)	200,000	208,806
Total Virginia		316,064
WASHINGTON – 3.1%
City of Seattle WA Water System Revenue, 4.00%, 08/01/35 (Call 2/01/27)	100,000	106,190
State of Washington, Series 2010-A, 5.00%, 08/01/28 (Call 8/01/19)	140,000	142,335
Washington State Convention Center Public Facilities District, 4.00%, 07/01/58 (Call 7/01/28)	100,000	97,514
Total Washington		346,039
Security Description	Principal	Value
MUNICIPAL BONDS (continued)
WISCONSIN – 1.6%
State of Wisconsin, Series A, (ST APPROP), 6.00%, 05/01/36 (Call 5/01/19)	$100,000	$101,068
Wisconsin Health & Educational Facilities Authority, 4.00%, 12/01/46 (Call 11/01/26)	75,000	75,737
Total Wisconsin		176,805
Total Municipal Bonds
(Cost $10,721,860)		10,794,018
TOTAL INVESTMENTS - 96.1%
(Cost $10,721,860)		10,794,018
Other Assets in Excess of Liabilities - 3.9%		442,673
Net Assets - 100.0%		$11,236,691

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Cumberland Municipal Bond ETF (continued)

January 31, 2019 (unaudited)

Abbreviations:
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association.
GNMA — Government National Mortgage Association.
NATL — National Public Finance Guarantee Corp.
SONYMA — State of New York Mortgage Agency.
ST AID WITHHLDG — State Aid Withholding.
ST APPROP — State Appropriation.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Municipal Bonds	$ –	$ 10,794,018	$ –	$ 10,794,018
Total	$ –	$ 10,794,018	$ –	$ 10,794,018
There were no Level 3 securities as of January 31, 2019.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Glovista Emerging Markets ETF

January 31, 2019 (unaudited)

Security Description	Shares	Value
Common Stocks - 93.6%
Brazil - 6.2%
Ambev SA(1)	9,099	$43,766
Atacadao Distribuicao Comercio e Industria Ltda	1,213	6,648
B2W Cia Digital*	358	4,908
B3 SA - Brasil Bolsa Balcao	4,407	38,026
Banco Bradesco SA(1)	7,085	87,996
Banco do Brasil SA	2,302	32,732
Banco Santander Brasil SA	7,312	96,372
BB Seguridade Participacoes SA	1,408	11,991
BR Malls Participacoes SA	1,776	7,085
BRF SA*	1,707	11,017
CCR SA	2,238	9,131
Cia de Saneamento Basico do Estado de Sao Paulo	727	8,645
Cielo SA	2,211	7,238
Embraer SA(1)	380	8,086
Engie Brasil Energia SA	541	6,208
Equatorial Energia SA	412	9,958
Estacio Participacoes SA	528	4,502
Gerdau SA(1)	2,209	9,565
Hapvida Participacoes e Investimentos SA(2)	1,433	13,453
Hypera SA	865	7,554
IRB Brasil Resseguros SA	421	9,842
Itau Unibanco Holding SA(1)	10,054	106,974
Kroton Educacional SA	3,172	9,941
Localiza Rent a Car SA	1,049	9,578
Lojas Renner SA	1,506	18,788
Magazine Luiza SA	138	6,775
Multiplan Empreendimentos Imobiliarios SA	829	5,917
Natura Cosmeticos SA	354	4,604
Notre Dame Intermedica Participacoes SA*	1,159	10,671
Petrobras Distribuidora SA	720	5,261
Petroleo Brasileiro SA(1)	4,830	68,296
Raia Drogasil SA	478	8,126
Rumo SA*	2,206	11,885
Sul America SA	825	7,261
Suzano Papel e Celulose SA	876	11,048
TIM Participacoes SA	1,808	6,147
Transmissora Alianca de Energia Eletrica SA	736	5,190
Ultrapar Participacoes SA	831	13,033
Vale SA(1)	8,138	101,237
WEG SA	1,550	8,007
Total Brazil		853,462
Chile - 6.9%
AES Gener SA	36,976	11,221
Aguas Andinas SA Class A	35,520	20,994
AntarChile SA	1,049	15,996
Banco de Chile	288,827	45,821
Banco de Credito e Inversiones	534	38,060
Banco Santander Chile	839,931	67,753
Cencosud SA	18,619	37,618
Cia Cervecerias Unidas SA	2,062	28,031
Colbun SA	98,467	22,372
Empresa Nacional de Telecomunicaciones SA	1,878	18,093
Empresas CMPC SA	15,211	54,971
Empresas COPEC SA	5,262	72,214
Enel Americas SA	374,135	76,447
Enel Chile SA	368,416	38,819
Engie Energia Chile SA	6,668	13,421
Security Description	Shares	Value
Common Stocks (continued)
Chile (continued)
Hortifrut SA	3,338	$11,249
Itau CorpBanca	1,908,695	19,180
Latam Airlines Group SA	3,995	47,754
Parque Arauco SA	8,041	22,070
Quinenco SA	3,864	10,959
SACI Falabella	13,975	112,196
Sociedad Matriz del Banco de Chile SA Class B	143,379	72,630
Sociedad Quimica y Minera de Chile SA(1)	1,492	63,649
SONDA SA	6,173	10,686
Vina Concha y Toro SA	5,901	12,228
Total Chile		944,432
China - 5.0%
Agricultural Bank of China Ltd. Class H	17,055	8,020
Alibaba Group Holding Ltd.*(1)	399	67,228
Anhui Conch Cement Co. Ltd. Class H	705	3,809
ANTA Sports Products Ltd.	537	2,775
Autohome, Inc.*(1)	68	4,922
Baidu, Inc.*(1)	138	23,823
Bank of China Ltd. Class H	45,824	21,139
Bank of Communications Co. Ltd. Class H	9,129	7,736
BeiGene Ltd.*	416	4,074
Bilibili, Inc.*(1)	149	2,743
BYD Co. Ltd. Class H	530	3,110
China CITIC Bank Corp. Ltd. Class H	6,953	4,501
China Communications Construction Co. Ltd. Class H	2,469	2,470
China Conch Venture Holdings Ltd.	880	2,933
China Construction Bank Corp. Class H	129,664	115,831
China Evergrande Group	950	2,972
China Huarong Asset Management Co. Ltd. Class H(2)	12,695	2,572
China Life Insurance Co. Ltd. Class H	4,220	10,401
China Merchants Bank Co. Ltd. Class H	2,071	9,026
China Minsheng Banking Corp. Ltd. Class H	3,389	2,587
China Pacific Insurance Group Co. Ltd. Class H	1,583	5,537
China Petroleum & Chemical Corp. Class H	13,447	11,258
China Shenhua Energy Co. Ltd. Class H	1,879	4,741
China Telecom Corp. Ltd. Class H	7,926	4,283
China Tower Corp. Ltd. Class H*(2)	25,209	5,397
China Vanke Co. Ltd. Class H	679	2,734
CITIC Securities Co. Ltd. Class H	1,271	2,582
Country Garden Holdings Co. Ltd.	3,739	5,279
Ctrip.com International Ltd.*(1)	156	5,195
ENN Energy Holdings Ltd.	443	4,228
Evergrande Health Industry Group Ltd.*	4,834	8,550
Hengan International Group Co. Ltd.	370	2,904
Huazhu Group Ltd.(1)	557	17,685
Industrial & Commercial Bank of China Ltd. Class H	47,600	36,759
JD.com, Inc.*(1)	607	15,084
Meituan Dianping Class B*	1,869	12,695
Momo, Inc.*(1)	91	2,769
NetEase, Inc.(1)	72	18,139
New Oriental Education & Technology Group, Inc.*(1)	66	5,085
PetroChina Co. Ltd. Class H	11,895	7,670
PICC Property & Casualty Co. Ltd. Class H	2,570	2,650

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

January 31, 2019 (unaudited)

Security Description	Shares	Value
Common Stocks (continued)
China (continued)
Ping An Insurance Group Co. of China Ltd. Class H	2,988	$28,901
Postal Savings Bank of China Co. Ltd. Class H(2)	5,530	3,101
Sinopharm Group Co. Ltd. Class H	699	3,122
Sunac China Holdings Ltd.	1,164	4,598
Sunny Optical Technology Group Co. Ltd.	374	3,675
TAL Education Group*(1)	119	3,693
Tencent Holdings Ltd.	3,104	136,863
Xiaomi Corp. Class B*(2)	4,267	5,351
Yum China Holdings, Inc.	211	7,691
Total China		680,891
India - 1.4%
Axis Bank Ltd.*(3)	136	6,922
Dr Reddy's Laboratories Ltd.(1)	5	191
Dr Reddy's Laboratories Ltd.(1)	62	2,368
HDFC Bank Ltd.(1)	967	94,979
ICICI Bank Ltd.(1)	4,712	48,109
Infosys Ltd.(1)	202	2,181
Larsen & Toubro Ltd.(3)	802	14,757
Mahindra & Mahindra Ltd.(3)	202	1,955
Reliance Industries Ltd.(2)(3)	246	8,475
State Bank of India*(3)	183	7,622
Tata Motors Ltd.*(1)	253	3,307
Vedanta Ltd.(1)	111	1,240
Total India		192,106
Indonesia - 8.0%
Ace Hardware Indonesia Tbk PT	54,177	6,592
Adaro Energy Tbk PT	108,547	10,798
Astra International Tbk PT	154,825	93,632
Bank Central Asia Tbk PT	78,094	157,474
Bank Danamon Indonesia Tbk PT	72,385	47,143
Bank Mandiri Persero Tbk PT	146,380	78,048
Bank Negara Indonesia Persero Tbk PT	55,312	35,925
Bank Rakyat Indonesia Persero Tbk PT	930,666	256,437
Bank Tabungan Negara Persero Tbk PT	31,516	6,180
Barito Pacific Tbk PT	68,267	12,752
Bumi Serpong Damai Tbk PT*	61,224	5,828
Charoen Pokphand Indonesia Tbk PT	29,534	15,642
Gudang Garam Tbk PT	3,461	20,720
Hanjaya Mandala Sampoerna Tbk PT	64,780	17,757
Indah Kiat Pulp & Paper Corp Tbk PT	18,782	17,475
Indocement Tunggal Prakarsa Tbk PT	14,238	19,590
Indofood CBP Sukses Makmur Tbk PT	17,387	13,408
Indofood Sukses Makmur Tbk PT	33,660	18,670
Japfa Comfeed Indonesia Tbk PT	27,551	5,777
Jasa Marga Persero Tbk PT	55,216	19,443
Kalbe Farma Tbk PT	151,464	17,344
Matahari Department Store Tbk PT	18,314	9,175
Pabrik Kertas Tjiwi Kimia Tbk PT	9,080	8,757
Pakuwon Jati Tbk PT	122,444	5,696
Perusahaan Gas Negara Persero Tbk	74,933	13,783
Sarana Menara Nusantara Tbk PT	182,300	11,025
Semen Indonesia Persero Tbk PT	23,248	21,089
Surya Citra Media Tbk PT	45,945	6,198
Telekomunikasi Indonesia Persero Tbk PT	346,050	96,589
Unilever Indonesia Tbk PT	8,710	31,168
United Tractors Tbk PT	11,800	21,725
Total Indonesia		1,101,840
Security Description	Shares	Value
Common Stocks (continued)
Malaysia - 6.8%
AirAsia Group Bhd	15,278	$11,339
Alliance Bank Malaysia Bhd	9,323	9,651
AMMB Holdings Bhd	10,437	11,466
Axiata Group Bhd	47,644	46,644
British American Tobacco Malaysia Bhd	994	9,299
Bursa Malaysia Bhd	3,979	7,092
CIMB Group Holdings Bhd	56,559	77,603
Dialog Group Bhd	29,737	21,780
DiGi.Com Bhd	14,498	16,494
Fraser & Neave Holdings Bhd	769	6,376
Gamuda Bhd	11,751	7,918
Genting Bhd	16,366	27,730
Genting Malaysia Bhd	22,430	18,016
HAP Seng Consolidated Bhd	3,056	7,349
Hartalega Holdings Bhd	9,102	12,000
Hong Leong Bank Bhd	2,791	14,064
Hong Leong Financial Group Bhd	1,343	6,459
IHH Healthcare Bhd	45,504	62,213
IJM Corp. Bhd	17,295	7,727
Inari Amertron Bhd	16,776	6,144
IOI Corp. Bhd	12,943	14,694
Kuala Lumpur Kepong Bhd	2,388	14,389
Malayan Banking Bhd	34,674	80,759
Malaysia Airports Holdings Bhd	11,819	23,199
Maxis Bhd	9,659	13,559
MISC Bhd	5,926	9,809
Nestle Malaysia Bhd	333	12,073
Petronas Chemicals Group Bhd	13,769	28,405
Petronas Dagangan Bhd	1,104	7,110
Petronas Gas Bhd	3,102	13,692
PPB Group Bhd	3,115	13,841
Press Metal Aluminium Holdings Bhd	9,270	9,754
Public Bank Bhd	19,529	118,147
QL Resources Bhd	3,980	6,569
RHB Bank Bhd	12,043	15,965
Sime Darby Bhd	21,361	11,682
Sime Darby Plantation Bhd	17,309	21,848
SP Setia Bhd Group	10,067	6,316
Telekom Malaysia Bhd	18,248	12,964
Tenaga Nasional Bhd	33,468	105,405
Top Glove Corp. Bhd	11,385	13,397
Total Malaysia		940,941
Mexico - 5.9%
Alfa SAB de CV Class A	19,252	24,233
Alpek SAB de CV*	8,181	11,158
Alsea SAB de CV	2,020	5,590
America Movil SAB de CV Class L(1)	5,632	90,394
Arca Continental SAB de CV	3,529	20,526
Banco del Bajio SA(2)	4,612	9,618
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	12,065	18,064
Bolsa Mexicana de Valores SAB de CV	2,237	4,471
Cemex SAB de CV*(1)	4,573	24,877
Coca-Cola Femsa SAB de CV, Series L	2,076	12,973
Concentradora Fibra Danhos SA de CV	5,150	7,360
Corp. Inmobiliaria Vesta SAB de CV	2,179	3,052
El Puerto de Liverpool SAB de CV	762	4,990
Fibra Uno Administracion SA de CV	11,277	15,474
Fomento Economico Mexicano SAB de CV(1)	832	75,729

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

January 31, 2019 (unaudited)

Security Description	Shares	Value
Common Stocks (continued)
Mexico (continued)
Gentera SAB de CV	6,046	$4,411
GMexico Transportes SAB de CV(2)	16,214	22,656
Gruma SAB de CV Class B	755	9,198
Grupo Aeroportuario del Centro Norte SAB de CV	1,211	6,738
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,308	11,740
Grupo Aeroportuario del Sureste SAB de CV Class B	767	13,875
Grupo Bimbo SAB de CV, Series A	5,967	11,798
Grupo Carso SAB de CV, Series A1	8,717	34,171
Grupo Cementos de Chihuahua SAB de CV	1,162	6,382
Grupo Comercial Chedraui SA de CV	3,496	6,774
Grupo Elektra SAB DE CV	220	11,927
Grupo Financiero Banorte SAB de CV Class O	11,147	61,884
Grupo Financiero Inbursa SAB de CV Class O	26,593	38,522
Grupo Lala SAB de CV	9,275	11,263
Grupo Mexico SAB de CV, Series B	13,076	31,312
Grupo Simec SAB de CV, Series B*	1,873	5,948
Grupo Televisa SAB(1)	2,375	29,711
Industrias Penoles SAB de CV	1,482	20,232
Infraestructura Energetica Nova SAB de CV	2,328	9,142
Kimberly-Clark de Mexico SAB de CV Class A*	5,903	9,854
Megacable Holdings SAB de CV	3,369	15,148
Mexichem SAB de CV	3,847	10,276
Nemak SAB de CV(2)	11,758	9,211
PLA Administradora Industrial S de RL de CV	2,833	4,042
Prologis Property Mexico SA de CV	2,474	4,302
Promotora y Operadora de Infraestructura SAB de CV	1,471	15,010
Qualitas Controladora SAB de CV	1,753	4,285
Regional SAB de CV	1,271	6,718
Telesites SAB de CV*	12,599	7,906
Wal-Mart de Mexico SAB de CV	19,001	49,882
Total Mexico		812,827
Philippines - 3.9%
Aboitiz Equity Ventures, Inc.	13,265	16,355
Aboitiz Power Corp.	9,397	6,925
Alliance Global Group, Inc.	28,226	7,421
Ayala Corp.	1,875	33,355
Ayala Land, Inc.	52,236	44,507
Bank of the Philippine Islands	11,886	20,757
BDO Unibank, Inc.	14,297	37,039
DMCI Holdings, Inc.	23,279	5,620
Globe Telecom, Inc.	196	7,598
GT Capital Holdings, Inc.	590	12,081
International Container Terminal Services, Inc.	10,169	21,115
JG Summit Holdings, Inc.	23,406	29,038
Jollibee Foods Corp.	3,008	18,241
Manila Electric Co.	1,603	11,253
Megaworld Corp.	73,901	7,318
Metro Pacific Investments Corp.	90,175	8,410
Metropolitan Bank & Trust Co.	13,122	21,152
PLDT, Inc.	698	17,279
Robinsons Retail Holdings, Inc.	5,095	8,604
San Miguel Corp.	2,718	8,606
Security Description	Shares	Value
Common Stocks (continued)
Philippines (continued)
San Miguel Food and Beverage, Inc.	29,602	$53,966
Security Bank Corp.	3,119	10,714
SM Investments Corp.	3,569	67,805
SM Prime Holdings, Inc.	64,563	47,205
Universal Robina Corp.	6,736	19,144
Total Philippines		541,508
Poland - 9.8%
Alior Bank SA*	1,773	27,388
Asseco Poland SA	1,545	19,923
Bank Millennium SA*	13,412	31,779
Bank Polska Kasa Opieki SA	3,360	99,832
CCC SA	598	28,724
CD Projekt SA*	1,341	68,448
Cyfrowy Polsat SA*	5,556	35,374
Dino Polska SA*(2)	1,011	27,241
Grupa Lotos SA	1,871	46,745
ING Bank Slaski SA	665	34,193
Jastrzebska Spolka Weglowa SA*	1,083	19,871
KGHM Polska Miedz SA*	2,739	69,284
KRUK SA	356	16,029
LPP SA	28	62,959
mBank SA	282	34,015
Orange Polska SA*	13,384	20,135
PGE Polska Grupa Energetyczna SA*	14,542	46,333
Polski Koncern Naftowy ORLEN SA	6,078	170,956
Polskie Gornictwo Naftowe i Gazownictwo SA	33,228	68,109
Powszechna Kasa Oszczednosci Bank Polski SA	18,724	198,739
Powszechny Zaklad Ubezpieczen SA	11,756	141,044
Santander Bank Polska SA	751	75,415
Total Poland		1,342,536
Russia - 7.7%
Aeroflot PJSC	2,521	4,162
Alrosa PJSC	16,038	24,181
Gazprom Neft PJSC	1,703	8,910
Gazprom PJSC	53,262	132,662
Lenta Ltd.*(3)	2,626	8,692
LUKOIL PJSC	2,648	213,578
Magnit PJSC	323	20,530
Magnitogorsk Iron & Steel Works PJSC	9,391	6,221
MMC Norilsk Nickel PJSC	395	82,154
Mobile TeleSystems PJSC	4,917	19,613
Moscow Exchange MICEX-RTS PJSC	9,198	13,060
Novatek PJSC	4,281	74,985
Novolipetsk Steel PJSC	4,818	11,204
PhosAgro PJSC	174	6,875
Polyus PJSC	113	9,497
Rosneft Oil Co PJSC	6,192	38,955
RusHydro PJSC	800,025	6,278
Sberbank of Russia PJSC	53,485	178,283
Severstal PJSC	837	12,785
Surgutneftegas PJSC	186,788	78,164
Tatneft PJSC	7,522	92,849
VTB Bank PJSC	22,002,615	12,713
Total Russia		1,056,351
South Africa - 8.9%
Absa Group Ltd.	2,427	33,813

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

January 31, 2019 (unaudited)

Security Description	Shares	Value
Common Stocks (continued)
South Africa (continued)
Anglo American Platinum Ltd.	209	$10,053
AngloGold Ashanti Ltd.(1)	1,428	20,406
Aspen Pharmacare Holdings Ltd.	1,406	15,400
AVI Ltd.	1,359	9,533
Barloworld Ltd.	781	7,125
Bid Corp. Ltd.	1,199	25,615
Bidvest Group Ltd. (The)	1,239	18,925
Capitec Bank Holdings Ltd.	162	14,243
Clicks Group Ltd.	893	13,257
Discovery Ltd.	1,513	18,162
Exxaro Resources Ltd.	895	10,387
FirstRand Ltd.	11,641	60,900
Fortress REIT Ltd. Class A	4,201	6,129
Foschini Group Ltd. (The)	810	10,342
Gold Fields Ltd.	2,814	11,406
Growthpoint Properties Ltd.	9,838	19,262
Hyprop Investments Ltd.	859	5,829
Impala Platinum Holdings Ltd.*	2,371	6,909
Investec Ltd.	959	6,295
KAP Industrial Holdings Ltd.	7,227	4,659
Kumba Iron Ore Ltd.	300	7,659
Life Healthcare Group Holdings Ltd.	5,089	10,405
MMI Holdings Ltd.*	3,554	4,510
Motus Holdings Ltd.*	753	5,067
Mr Price Group Ltd.	897	15,081
MTN Group Ltd.	4,307	28,260
Naspers Ltd. Class N	1,537	352,274
Nedbank Group Ltd.	1,347	29,021
Netcare Ltd.	5,041	9,406
Old Mutual Ltd.	16,983	29,949
Pick n Pay Stores Ltd.	1,321	6,917
PSG Group Ltd.	572	10,805
Rand Merchant Investment Holdings Ltd.	3,600	9,999
Redefine Properties Ltd.	17,118	13,616
Remgro Ltd.	1,873	29,801
RMB Holdings Ltd.	3,403	21,426
Sanlam Ltd.	6,535	41,441
Sappi Ltd.	1,777	10,453
Sasol Ltd.	2,113	63,789
Shoprite Holdings Ltd.	2,026	24,997
SPAR Group Ltd. (The)	745	11,200
Standard Bank Group Ltd.	5,665	83,285
Telkom SA SOC Ltd.	1,093	5,531
Tiger Brands Ltd.	688	14,328
Truworths International Ltd.	1,658	10,013
Vodacom Group Ltd.	2,177	19,791
Vukile Property Fund Ltd.	2,956	4,680
Woolworths Holdings Ltd.	3,842	14,550
Total South Africa		1,216,904
South Korea - 5.9%
Amorepacific Corp.*	42	6,851
Celltrion Healthcare Co. Ltd.*	64	4,294
Celltrion, Inc.*	126	24,729
CJ ENM Co. Ltd.*	23	4,389
Coway Co. Ltd.	73	5,472
E-MART, Inc.	27	4,659
Hana Financial Group, Inc.	406	14,578
Hyundai Engineering & Construction Co. Ltd.*	98	5,478
Hyundai Heavy Industries Co. Ltd.*	51	6,348
Security Description	Shares	Value
Common Stocks (continued)
South Korea (continued)
Hyundai Mobis Co. Ltd.*	86	$17,391
Hyundai Motor Co.	196	22,812
Hyundai Steel Co.	109	5,016
Industrial Bank of Korea	336	4,303
Kakao Corp.	69	6,158
Kangwon Land, Inc.*	155	4,736
KB Financial Group, Inc.	532	22,975
Kia Motors Corp.	350	11,434
Korea Electric Power Corp.	712	22,077
Korea Zinc Co. Ltd.*	11	4,355
KT Corp.(1)	598	8,264
KT&G Corp.	175	15,587
LG Chem Ltd.	60	19,845
LG Corp.*	123	8,590
LG Display Co. Ltd.	306	5,198
LG Electronics, Inc.	142	8,500
LG Household & Health Care Ltd.	12	13,643
LG Uplus Corp.	430	5,836
Lotte Chemical Corp.*	21	5,662
NAVER Corp.	183	22,368
NCSoft Corp.*	21	8,842
POSCO	100	24,626
Samsung Biologics Co. Ltd.*(2)	23	8,248
Samsung C&T Corp.	111	11,971
Samsung Card Co. Ltd.	158	4,736
Samsung Electro-Mechanics Co. Ltd.	67	6,503
Samsung Electronics Co. Ltd.	6,190	256,746
Samsung Fire & Marine Insurance Co. Ltd.	42	10,305
Samsung Heavy Industries Co. Ltd.*	540	4,416
Samsung Life Insurance Co. Ltd.	97	7,698
Samsung SDI Co. Ltd.	70	14,061
Samsung SDS Co. Ltd.	44	8,838
Shinhan Financial Group Co. Ltd.	610	23,684
SillaJen, Inc.*	87	5,896
SK Holdings Co. Ltd.	43	10,183
SK Hynix, Inc.	629	41,777
SK Innovation Co. Ltd.	74	12,537
SK Telecom Co. Ltd.	70	16,232
S-Oil Corp.	53	4,978
ViroMed Co. Ltd.*	18	4,465
Woori Bank	438	6,223
Total South Korea		804,513
Spain - 0.1%
AmRest Holdings SE*	1,561	16,564
Taiwan - 4.1%
Advantech Co. Ltd.	252	1,874
ASE Technology Holding Co. Ltd.*	2,308	4,508
Asia Cement Corp.	1,784	2,117
Asustek Computer, Inc.	508	3,902
AU Optronics Corp.	5,885	2,280
Catcher Technology Co. Ltd.	520	3,918
Cathay Financial Holding Co. Ltd.	9,128	12,954
Chailease Holding Co. Ltd.	676	2,486
Chang Hwa Commercial Bank Ltd.	3,688	2,149
Cheng Shin Rubber Industry Co. Ltd.	1,504	2,112
China Development Financial Holding Corp.	8,800	2,859
China Life Insurance Co. Ltd.	2,136	1,929
China Steel Corp.	15,357	12,722
Chunghwa Telecom Co. Ltd.	5,212	18,153

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

January 31, 2019 (unaudited)

Security Description	Shares	Value
Common Stocks (continued)
Taiwan (continued)
Compal Electronics, Inc.	3,212	$1,903
CTBC Financial Holding Co. Ltd.	20,375	13,729
Delta Electronics, Inc.	2,576	12,661
E.Sun Financial Holding Co. Ltd.	7,454	5,180
Far Eastern New Century Corp.	2,453	2,371
Far EasTone Telecommunications Co. Ltd.	1,384	3,226
First Financial Holding Co. Ltd.	7,276	4,831
Formosa Chemicals & Fibre Corp.	4,024	13,950
Formosa Petrochemical Corp.	894	3,128
Formosa Plastics Corp.	4,370	14,509
Fubon Financial Holding Co. Ltd.	7,135	10,347
Hon Hai Precision Industry Co. Ltd.	16,911	38,532
Hua Nan Financial Holdings Co. Ltd.	5,609	3,369
Innolux Corp.	6,482	2,205
Largan Precision Co. Ltd.	138	16,980
Lite-On Technology Corp.	1,498	2,206
MediaTek, Inc.	1,944	15,377
Mega Financial Holding Co. Ltd.	15,029	13,013
Nan Ya Plastics Corp.	5,605	13,921
Novatek Microelectronics Corp.	464	2,386
Pegatron Corp.	1,448	2,441
President Chain Store Corp.	401	4,210
Quanta Computer, Inc.	2,004	3,646
Shanghai Commercial & Savings Bank Ltd. (The)	3,014	4,307
Shin Kong Financial Holding Co. Ltd.	7,557	2,138
SinoPac Financial Holdings Co. Ltd.	7,420	2,500
Taishin Financial Holding Co. Ltd.	6,609	2,926
Taiwan Cement Corp.	3,393	4,125
Taiwan Cooperative Financial Holding Co. Ltd.	6,426	3,870
Taiwan Mobile Co. Ltd.	1,188	4,234
Taiwan Semiconductor Manufacturing Co. Ltd.	33,053	237,772
Uni-President Enterprises Corp.	5,638	13,195
United Microelectronics Corp.	8,467	3,128
Yuanta Financial Holding Co. Ltd.	7,478	4,138
Total Taiwan		560,417
Thailand - 6.9%
Advanced Info Service PCL	4,831	27,601
Airports of Thailand PCL	19,731	43,577
B Grimm Power PCL	3,994	3,803
Bangchak Corp. PCL	5,057	5,220
Bangkok Bank PCL	8,784	60,448
Bangkok Dusit Medical Services PCL	41,437	31,301
Bangkok Expressway & Metro PCL	35,358	11,770
Bangkok Life Assurance PCL	4,251	3,742
Banpu PCL	21,178	11,252
Berli Jucker PCL	4,845	7,560
BTS Group Holdings PCL	36,073	11,546
Bumrungrad Hospital PCL	2,424	14,431
Central Pattana PCL	12,132	30,968
Central Plaza Hotel PCL	2,901	3,993
CH Karnchang PCL	5,331	4,394
Charoen Pokphand Foods PCL	17,987	15,688
CP ALL PCL	26,219	65,249
CPN Retail Growth Leasehold REIT	7,114	6,091
Delta Electronics Thailand PCL	5,725	12,735
Electricity Generating PCL	1,183	9,921
Energy Absolute PCL	9,997	15,199
Security Description	Shares	Value
Common Stocks (continued)
Thailand (continued)
Glow Energy PCL	1,934	$5,711
Gulf Energy Development PCL	4,064	11,317
Home Product Center PCL	22,827	11,398
Indorama Ventures PCL	10,486	16,110
Intouch Holdings PCL	11,122	19,312
IRPC PCL	52,317	9,629
Kasikornbank PCL	11,353	72,677
Kiatnakin Bank PCL	3,106	6,810
Krung Thai Bank PCL	29,350	18,601
Land & Houses PCL	36,335	12,444
Minor International PCL	14,570	18,071
Muangthai Capital PCL	3,115	4,736
PTT Exploration & Production PCL	6,747	26,563
PTT Global Chemical PCL	10,787	23,478
PTT PCL	67,453	104,712
Ratchaburi Electricity Generating Holding PCL	3,203	5,690
Robinson PCL	2,057	4,477
Siam Cement PCL (The)	3,362	50,361
Siam Commercial Bank PCL (The)	12,118	51,587
Srisawad Corp. PCL	3,617	5,644
Supalai PCL	6,629	4,095
Thai Oil PCL	4,996	11,514
Thai Union Group PCL	13,434	8,041
Thanachart Capital PCL	4,523	7,781
Tisco Financial Group PCL	3,930	10,409
TMB Bank PCL	98,273	6,920
Total Access Communication PCL	2,848	4,376
True Corp. PCL	71,804	11,721
WHA Corp. PCL	36,567	5,150
Total Thailand		945,824
Turkey - 5.9%
Akbank T.A.S.	47,553	65,163
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,005	17,085
Arcelik AS	5,380	19,285
Aselsan Elektronik Sanayi Ve Ticaret AS	6,103	30,357
BIM Birlesik Magazalar AS	4,972	86,850
Enka Insaat ve Sanayi AS	30,355	29,023
Eregli Demir ve Celik Fabrikalari TAS	29,742	48,873
Ford Otomotiv Sanayi AS	1,483	17,208
Haci Omer Sabanci Holding AS	27,018	48,999
KOC Holding AS	23,474	78,600
Petkim Petrokimya Holding AS	17,585	19,638
TAV Havalimanlari Holding AS	3,717	20,057
Tekfen Holding AS	4,127	19,698
Tupras Turkiye Petrol Rafinerileri AS	2,693	72,451
Turk Hava Yollari AO*	14,282	42,625
Turkcell Iletisim Hizmetleri AS	23,013	64,630
Turkiye Garanti Bankasi AS	45,791	80,297
Turkiye Halk Bankasi AS	13,811	20,315
Turkiye Is Bankasi AS Class C	29,104	31,996
Total Turkey		813,150
United Kingdom - 0.1%
Mondi Ltd.	415	10,266
United States - 0.1%
JBS SA	2,005	8,296
Total Common Stocks
(Cost $12,232,841)		12,842,828

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

January 31, 2019 (unaudited)

Security Description	Shares	Value

Exchange Traded Fund - 4.8%
United States - 4.8%
Franklin FTSE India ETF	30,158	$654,902
Total Exchange Traded Fund
(Cost $670,012)		654,902
PREFERRED STOCKS-0.9%
Brazil-0.7%
Azul SA, 0.00%*	531	5,403
Bradespar SA, 6.71%	583	4,497
Braskem SA, 3.61% Class A	387	5,545
Centrais Eletricas Brasileiras SA, 0.00% Class B*	490	5,468
Cia Brasileira de Distribuicao, 1.42%	323	8,615
Cia Energetica de Minas Gerais, 4.70%	2,096	7,959
Itausa - Investimentos Itau SA, 3.13%	9,265	34,294
Lojas Americanas SA, 0.37%	1,589	9,180
Telefonica Brasil SA, 8.37%	881	11,761
Total Brazil		92,722
Chile-0.1%
Embotelladora Andina SA, 3.79% Class B	3,718	14,389

Russia-0.1%
Transneft PJSC, 4.36%	8	21,355

Taiwan-0.0%(4)
Taishin Financial Holding Co. Ltd., 0.00%*	282	470
Taiwan Cement Corp., 0.00% Class B*	106	176
Total Taiwan		646
Total Preferred Stocks
(Cost $108,643)		129,112
Warrant - 0.0%(4)
Thailand - 0.0%(4)
BTS Group Holdings PCL, expiring 12/31/2019*
(Cost $0)	5,645	114
TOTAL INVESTMENTS - 99.3%
(Cost $13,011,496)		13,626,956
Other Assets in Excess of Liabilities - 0.7%		97,126
Net Assets - 100.0%		$13,724,082

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2019, the aggregate value of these securities was $115,323, or 0.8% of net assets.
(3)	Global Depositary Receipts.
(4)	Amount rounds to less than 0.05%.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

January 31, 2019 (unaudited)

Industry Breakdown
As of January 31, 2019 (based on net assets)

Financials	30.9%
Energy	10.7%
Communication Services	10.0%
Materials	8.4%
Consumer Staples	8.3%
Industrials	6.6%
Consumer Discretionary	6.0%
Information Technology	5.5%
Utilities	3.7%
Real Estate	2.3%
Health Care	2.1%
Equity Fund	4.8%
Other Assets in Excess of Liabilities	0.7%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$ 12,842,828	$ –	$ –	$ 12,842,828
Exchange Traded Fund	654,902	–	–	654,902
Preferred Stocks	129,112	–	–	129,112
Warrant	114	–	–	114
Total	$ 13,626,956	$ –	$ –	$ 13,626,956
There were no Level 3 securities as of January 31, 2019.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF

January 31, 2019 (unaudited)

Security Description	Shares	Value
PREFERRED STOCKS-119.2%(1)
Communication Services-1.0%
Telephone & Data Systems, Inc., 5.88%	6,001	$130,402
Energy-19.5%
DCP Midstream LP, Series B, 7.88%	33,841	815,568
Energy Transfer Operating LP, Series C, 7.38%	36,822	883,360
GasLog Partners LP, Series A, 8.63% (Monaco)	2,634	59,265
GasLog Partners LP, Series B, 8.20% (Monaco)	3,656	78,896
NuStar Energy LP, Series A, 8.50%	5,989	135,711
NuStar Energy LP, Series B, 7.63%	6,266	125,821
NuStar Energy LP, Series C, 9.00%	15,102	358,975
Targa Resources Partners LP, Series A, 9.00%	2,590	69,412
Total Energy		2,527,008
Financials-43.1%
AGNC Investment Corp., Series B, 7.75%	9,188	230,159
AGNC Investment Corp., Series C, 7.00%	6,200	156,116
Annaly Capital Management, Inc., Series F, 6.95%	5,815	146,829
Annaly Capital Management, Inc., Series G, 6.50%	2,898	69,059
Apollo Global Management LLC, Series A, 6.38%	2,766	67,850
Arch Capital Group Ltd., Series E, 5.25%	2,909	65,627
ARMOUR Residential REIT, Inc., Series B, 7.88%	11,132	275,628
Axis Capital Holdings Ltd., Series E, 5.50%	2,051	47,481
Banc of California, Inc., Series D, 7.38%	2,667	69,609
Banc of California, Inc., Series E, 7.00%	2,689	66,714
Bank of America Corp., Series CC, 6.20%	2,678	70,860
Capital One Financial Corp., Series G, 5.20%	2,810	67,215
Carlyle Group LP, Series A, 5.88%	4,414	99,889
Chimera Investment Corp., Series A, 8.00%	10,879	279,155
Chimera Investment Corp., Series B, 8.00%	10,846	277,658
Chimera Investment Corp., Series D, 8.00%	3,301	84,043
Citigroup, Inc., Series K, 6.88%	5,857	152,282
Compass Diversified Holdings, Series A, 7.25%	3,190	69,542
Enstar Group Ltd., Series D, 7.00% (Bermuda)	4,621	117,558
Exantas Capital Corp., 8.63%	2,689	67,037
First Republic Bank, Series G, 5.50%	2,755	72,071
Goldman Sachs Group, Inc., Series K, 6.38%	346	9,155
Invesco Mortgage Capital, Inc., Series B, 7.75%	5,438	138,723
Invesco Mortgage Capital, Inc., Series C, 7.50%	9,199	220,592
Morgan Stanley, Series E, 7.13%	2,414	67,109
Morgan Stanley, Series F, 6.88%	2,513	67,851
Morgan Stanley, Series I, 6.38%	490	12,877
Morgan Stanley, Series K, 5.85%	3,277	83,203
National General Holdings Corp., Series B, 7.50%	30,944	609,287
National General Holdings Corp., Series C, 7.50%	7,996	158,561
Navient Corp., 6.00%	3,074	63,632
New York Community Bancorp, Inc., Series A, 6.38%	2,557	65,485
Security Description	Shares	Value
PREFERRED STOCKS (continued)
Financials (continued)
New York Mortgage Trust, Inc., Series D, 8.00%	5,978	$135,701
Oaktree Capital Group LLC, Series A, 6.63%	9,092	225,300
PennyMac Mortgage Investment Trust, Series A, 8.13%	5,383	135,867
PennyMac Mortgage Investment Trust, Series B, 8.00%	9,724	242,517
Two Harbors Investment Corp., Series B, 7.63%	3,300	82,104
Two Harbors Investment Corp., Series C, 7.25%	2,876	69,168
Two Harbors Investment Corp., Series E, 7.50%	15,731	377,072
Wells Fargo & Co., 5.20%	2,799	65,720
Wells Fargo & Co., Series P, 5.25%	2,799	67,036
Wells Fargo & Co., Series W, 5.70%	3,050	77,439
Wells Fargo & Co., Series X, 5.50%	2,777	68,870
Total Financials		5,595,651
Health Care-2.5%
Becton Dickinson and Co., Series A, 6.13%	5,086	316,212
Industrials-2.0%
Seaspan Corp., Series G, 8.20% (Hong Kong)	5,444	125,756
Seaspan Corp., Series I, 8.00% (Hong Kong)	5,722	135,497
Total Industrials		261,253
Real Estate-46.1%
American Homes 4 Rent, Series D, 6.50%	17,033	408,281
American Homes 4 Rent, Series E, 6.35%	2,744	63,030
American Homes 4 Rent, Series F, 5.88%	2,953	67,358
American Homes 4 Rent, Series G, 5.88%	3,008	65,905
Ashford Hospitality Trust, Inc., Series F, 7.38%	2,942	57,869
Ashford Hospitality Trust, Inc., Series G, 7.38%	2,931	62,606
Ashford Hospitality Trust, Inc., Series I, 7.50%	9,833	203,641
Boston Properties, Inc., Series B, 5.25%	2,821	70,581
City Office REIT, Inc., Series A, 6.63%	8,177	169,755
Colony Capital, Inc., Series E, 8.75%	2,711	69,564
Colony Capital, Inc., Series I, 7.15%	11,286	238,135
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	13,717	339,633
Digital Realty Trust, Inc., Series G, 5.88%	2,531	63,908
Digital Realty Trust, Inc., Series J, 5.25%	2,975	69,734
EPR Properties, Series G, 5.75%	22,850	518,238
Federal Realty Investment Trust, Series C, 5.00%	2,473	56,088
Global Net Lease, Inc., Series A, 7.25%	20,763	488,969
Hersha Hospitality Trust, Series D, 6.50%	15,315	329,579
Hersha Hospitality Trust, Series E, 6.50%	2,975	60,631
Kimco Realty Corp., Series J, 5.50%	1,451	32,111
Kimco Realty Corp., Series M, 5.25%	3,322	73,018
Monmouth Real Estate Investment Corp., Series C, 6.13%	2,865	67,356
National Retail Properties, Inc., Series F, 5.20%	2,997	69,081
National Storage Affiliates Trust, Series A, 6.00%	3,301	80,346
Pebblebrook Hotel Trust, Series D, 6.38%	4,487	114,777

See Notes to the Schedules of Investments

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2019 (unaudited)

Security Description	Shares	Value
PREFERRED STOCKS (continued)
Real Estate (continued)
Pennsylvania Real Estate Investment Trust, Series C, 7.20%	12,579	$242,900
PS Business Parks, Inc., Series W, 5.20%	8,449	181,654
Public Storage, Series W, 5.20%	11,297	265,705
Public Storage, Series X, 5.20%	10,411	247,990
QTS Realty Trust, Inc., Series A, 7.13%	4,505	114,878
RLJ Lodging Trust, Series A, 1.95%	14,385	370,701
SITE Centers Corp., Series A, 6.38%	2,513	55,185
Summit Hotel Properties, Inc., Series E, 6.25%	19,321	391,443
Urstadt Biddle Properties, Inc., Series H, 6.25%	6,519	157,890
Vornado Realty Trust, Series L, 5.40%	2,997	68,871
Washington Prime Group, Inc., Series H, 7.50%	3,179	51,532
Total Real Estate		5,988,943
Utilities-5.0%
NextEra Energy Capital Holdings, Inc., 5.00%	2,843	66,128
NextEra Energy Capital Holdings, Inc., Series I, 5.13%	2,821	68,748
SCE Trust II, 5.10%	5,190	99,233
SCE Trust VI, 5.00%	16,858	305,298
Sempra Energy, Series A, 6.00%	1,086	110,601
Total Utilities		650,008
Total Preferred Stocks
(Cost $15,633,815)		15,469,477
Common Stocks - 5.3%(1)
Communication Services - 0.5%
Verizon Communications, Inc.(2)	1,100	60,566
Energy - 1.5%
Kinder Morgan, Inc.(2)	11,221	203,100
Utilities - 3.3%
Sempra Energy(2)	1,652	193,251
Southern Co. (The)(2)	4,891	237,702
Total Utilities		430,953
Total Common Stocks
(Cost $669,054)		694,619
Exchange Traded Fund - 4.5%(1)
Equity Fund - 4.5%
iShares U.S. Real Estate ETF	6,970	582,274
Total Exchange Traded Fund
(Cost $556,012)		582,274

	Notional Amount	Number of contracts	Value
Purchased Options - 0.0%(3)
Purchased Call Options
iShares 20+ Year Treasury Bond ETF,
Expires 03/15/19,
Strike Price $130.00 (Cost $1,272)	10,000	100	1,200
TOTAL INVESTMENTS - 129.0%
(Cost $16,860,153)			16,747,570
Security Description	Shares	Value
Securities Sold Short - (10.6)%
PREFERRED STOCKS-0.0%(3)
Financials-0.0%(3)
Regions Financial Corp., Series B, 6.38%	(10)	$(264)

Total Preferred Stocks
(Cost $(269))		(264)
Exchange Traded Funds - (10.6)%
Equity Funds - (10.6)%
iShares 20+ Year Treasury Bond ETF	(7,000)	(853,790)
iShares 7-10 Year Treasury Bond ETF	(5,000)	(524,400)

Total Equity Funds		(1,378,190)
Total Exchange Traded Funds
(Proceeds $(1,336,112))		(1,378,190)
Total Securities Sold Short - (10.6)%
(Proceeds $(1,336,381))		(1,378,454)
Liabilities in Excess of Other Assets - (18.4)%		(2,387,203)
Net Assets - 100.0%		$12,981,913

	Notional Amount	Number of contracts	Value
Written Options - (0.4)%
Written Call Options
iShares 20+ Year Treasury Bond ETF,
Expires 02/01/19,
Strike Price $123.00	(1,000)	(10)	(40)
iShares 20+ Year Treasury Bond ETF,
Expires 02/08/19,
Strike Price $123.00	(1,000)	(10)	(230)
iShares 20+ Year Treasury Bond ETF,
Expires 02/15/19,
Strike Price $123.00	(1,000)	(10)	(520)
iShares 20+ Year Treasury Bond ETF,
Expires 02/15/19,
Strike Price $125.00	(100)	(1)	(10)
iShares 20+ Year Treasury Bond ETF,
Expires 02/22/19,
Strike Price $123.00	(1,000)	(10)	(530)
iShares 20+ Year Treasury Bond ETF,
Expires 03/01/19,
Strike Price $123.00	(1,000)	(10)	(760)
iShares U.S. Real Estate ETF,
Expires 02/01/19,
Strike Price $79.00	(1,000)	(10)	(4,240)
iShares U.S. Real Estate ETF,
Expires 02/15/19,
Strike Price $79.00	(1,000)	(10)	(4,500)

See Notes to the Schedules of Investments

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2019 (unaudited)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued) Written Call Options (continued)
iShares U.S. Real Estate ETF,
Expires 02/22/19,
Strike Price $79.50	(1,000)	(10)	$(4,350)
iShares U.S. Real Estate ETF,
Expires 02/22/19,
Strike Price $80.00	(1,000)	(10)	(3,850)
iShares U.S. Real Estate ETF,
Expires 03/01/19,
Strike Price $81.00	(500)	(5)	(1,550)
iShares U.S. Real Estate ETF,
Expires 03/01/19,
Strike Price $81.50	(2,000)	(20)	(5,530)
iShares U.S. Real Estate ETF,
Expires 03/15/19,
Strike Price $81.00	(800)	(8)	(2,656)
Kinder Morgan, Inc.,
Expires 02/22/19,
Strike Price $18.00	(3,000)	(30)	(1,320)
Kinder Morgan, Inc.,
Expires 03/01/19,
Strike Price $18.00	(1,000)	(10)	(430)
Kinder Morgan, Inc.,
Expires 03/15/19,
Strike Price $17.00	(2,000)	(20)	(2,640)
Kinder Morgan, Inc.,
Expires 03/15/19,
Strike Price $18.00	(4,000)	(40)	(2,200)
Sempra Energy,
Expires 02/15/19,
Strike Price $120.00	(1,000)	(10)	(220)
Sempra Energy,
Expires 03/15/19,
Strike Price $120.00	(1,000)	(10)	(1,200)
Sempra Energy,
Expires 04/18/19,
Strike Price $120.00	(500)	(5)	(800)
Southern Co. (The),
Expires 02/08/19,
Strike Price $47.00	(1,000)	(10)	(1,030)
Southern Co. (The),
Expires 02/15/19,
Strike Price $47.00	(1,000)	(10)	(1,360)
Southern Co. (The),
Expires 02/22/19,
Strike Price $47.00	(1,000)	(10)	(1,420)
Southern Co. (The),
Expires 03/01/19,
Strike Price $48.00	(500)	(5)	(493)
Southern Co. (The),
Expires 05/17/19,
Strike Price $47.00	(1,000)	(10)	(2,140)
Security Description	Notional Amount	Number of contracts	Value
Written Options (continued) Written Call Options (continued)
Verizon Communications, Inc.,
Expires 02/01/19,
Strike Price $58.00	(1,000)	(10)	$(10)
Written Put Options
iShares 20+ Year Treasury Bond ETF,
Expires 02/01/19,
Strike Price $117.00	(1,000)	(10)	0
iShares 20+ Year Treasury Bond ETF,
Expires 02/08/19,
Strike Price $117.00	(1,000)	(10)	(10)
iShares 20+ Year Treasury Bond ETF,
Expires 02/15/19,
Strike Price $117.00	(1,000)	(10)	(20)
iShares 20+ Year Treasury Bond ETF,
Expires 02/22/19,
Strike Price $117.00	(1,000)	(10)	(60)
iShares 20+ Year Treasury Bond ETF,
Expires 03/01/19,
Strike Price $116.50	(1,000)	(10)	(80)
iShares 20+ Year Treasury Bond ETF,
Expires 03/08/19,
Strike Price $117.00	(2,000)	(20)	(340)
iShares 20+ Year Treasury Bond ETF,
Expires 03/15/19,
Strike Price $116.00	(1,000)	(10)	(130)
iShares 20+ Year Treasury Bond ETF,
Expires 03/15/19,
Strike Price $117.00	(1,000)	(10)	(220)
iShares 20+ Year Treasury Bond ETF,
Expires 03/15/19,
Strike Price $118.00	(1,000)	(10)	(350)
iShares 20+ Year Treasury Bond ETF,
Expires 03/22/19,
Strike Price $118.00	(1,000)	(10)	(440)
iShares 20+ Year Treasury Bond ETF,
Expires 04/18/19,
Strike Price $115.00	(2,000)	(20)	(560)
iShares 7-10 Year Treasury Bond ETF,
Expires 02/15/19,
Strike Price $102.00	(1,000)	(10)	(10)
iShares 7-10 Year Treasury Bond ETF,
Expires 02/15/19,
Strike Price $103.00	(1,000)	(10)	(50)
iShares 7-10 Year Treasury Bond ETF,
Expires 03/01/19,
Strike Price $103.00	(3,000)	(30)	(270)
iShares 7-10 Year Treasury Bond ETF,
Expires 03/15/19,
Strike Price $103.00	(2,000)	(20)	(250)
iShares 7-10 Year Treasury Bond ETF,
Expires 04/18/19,
Strike Price $102.00	(1,000)	(10)	(200)

See Notes to the Schedules of Investments

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2019 (unaudited)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued) Written Put Options (continued)
iShares 7-10 Year Treasury Bond ETF,
Expires 04/18/19,
Strike Price $103.00	(1,000)	(10)	$(260)
iShares U.S. Real Estate ETF,
Expires 02/01/19,
Strike Price $77.00	(2,000)	(20)	0
iShares U.S. Real Estate ETF,
Expires 02/08/19,
Strike Price $76.50	(2,000)	(20)	(80)
iShares U.S. Real Estate ETF,
Expires 02/15/19,
Strike Price $77.00	(1,000)	(10)	(110)
iShares U.S. Real Estate ETF,
Expires 02/22/19,
Strike Price $77.50	(1,000)	(10)	(155)
iShares U.S. Real Estate ETF,
Expires 03/01/19,
Strike Price $78.00	(1,000)	(10)	(255)
iShares U.S. Real Estate ETF,
Expires 03/08/19,
Strike Price $78.00	(1,000)	(10)	(340)
iShares U.S. Real Estate ETF,
Expires 03/15/19,
Strike Price $79.00	(1,000)	(10)	(560)
Kinder Morgan, Inc.,
Expires 02/08/19,
Strike Price $17.00	(2,000)	(20)	(70)
Kinder Morgan, Inc.,
Expires 02/22/19,
Strike Price $17.00	(3,000)	(30)	(240)
Kinder Morgan, Inc.,
Expires 03/01/19,
Strike Price $17.00	(2,000)	(20)	(240)
Kinder Morgan, Inc.,
Expires 03/08/19,
Strike Price $17.00	(2,000)	(20)	(280)
Kinder Morgan, Inc.,
Expires 03/08/19,
Strike Price $17.50	(2,000)	(20)	(450)
Kinder Morgan, Inc.,
Expires 03/15/19,
Strike Price $17.00	(2,000)	(20)	(340)
Public Storage,
Expires 02/15/19,
Strike Price $200.00	(1,000)	(10)	(400)
Public Storage,
Expires 03/15/19,
Strike Price $195.00	(1,000)	(10)	(1,700)
Southern Co. (The),
Expires 02/01/19,
Strike Price $45.00	(2,000)	(20)	0
Security Description	Notional Amount	Number of contracts	Value
Written Options (continued) Written Put Options (continued)
Southern Co. (The),
Expires 02/08/19,
Strike Price $45.00	(1,000)	(10)	$(10)
Southern Co. (The),
Expires 02/15/19,
Strike Price $45.00	(1,000)	(10)	(50)
Southern Co. (The),
Expires 02/22/19,
Strike Price $44.00	(1,000)	(10)	(140)
Southern Co. (The),
Expires 03/01/19,
Strike Price $45.00	(1,000)	(10)	(210)
Southern Co. (The),
Expires 03/08/19,
Strike Price $45.00	(1,000)	(10)	(255)
Southern Co. (The),
Expires 03/15/19,
Strike Price $45.00	(1,000)	(10)	(290)
Southern Co. (The),
Expires 03/22/19,
Strike Price $46.00	(1,000)	(10)	(470)
Verizon Communications, Inc.,
Expires 02/01/19,
Strike Price $56.00	(1,000)	(10)	(960)
Verizon Communications, Inc.,
Expires 02/15/19,
Strike Price $53.00	(1,000)	(10)	(230)
TOTAL WRITTEN OPTIONS - (0.4)%
(Premiums Received $38,811)			(55,114)

(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for line of credit borrowings, short sales and open written option contracts. The aggregate market value of the collateral at January 31, 2019 was $11,281,957.
(2)	Subject to written call options.
(3)	Amount rounds to less than 0.05%.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2019 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$ 15,469,477	$ –	$ –	$ 15,469,477
Common Stocks	694,619	–	–	694,619
Exchange Traded Fund	582,274	–	–	582,274
Purchased Option	1,200	–	–	1,200
Total	$ 16,747,570	$ –	$ –	$ 16,747,570
Liability Valuation Inputs
Exchange Traded Funds	$ 1,378,190	$ –	$ –	$ 1,378,190
Written Options	54,464	650	–	55,114
Preferred Stock	264	–	–	264
Total	$ 1,432,918	$ 650	$ –	$ 1,433,568

There were no Level 3 securities as of January 31, 2019.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF

January 31, 2019 (unaudited)

Security Description	Shares	Value
Common Stocks - 97.4%
Health Care - 96.5%
Abeona Therapeutics, Inc.*(1)	36,450	$247,495
Acceleron Pharma, Inc.*(1)	6,101	258,682
Achillion Pharmaceuticals, Inc.*	87,004	190,539
Adaptimmune Therapeutics PLC*(1)(2)	53,175	258,962
Agenus, Inc.*	109,982	370,639
Aimmune Therapeutics, Inc.*(1)	12,490	293,765
Akcea Therapeutics, Inc.*(1)	8,754	232,681
Akebia Therapeutics, Inc.*(1)	35,069	193,230
Alder Biopharmaceuticals, Inc.*(1)	25,767	362,799
Allakos, Inc.*(1)	4,562	182,252
AnaptysBio, Inc.*(1)	3,947	261,765
Apellis Pharmaceuticals, Inc.*(1)	14,460	202,440
Aptinyx, Inc.*(1)	12,652	67,562
Arena Pharmaceuticals, Inc.*(1)	6,616	304,137
ArQule, Inc.*	82,027	303,500
Arrowhead Pharmaceuticals, Inc.*(1)	18,433	260,274
Ascendis Pharma A/S (Denmark)*(2)	4,363	311,780
Assembly Biosciences, Inc.*	12,560	286,117
Assertio Therapeutics, Inc.*(1)	67,231	299,850
Atara Biotherapeutics, Inc.*	6,354	241,452
Athenex, Inc.*(1)	22,339	262,483
Audentes Therapeutics, Inc.*	12,005	297,724
Autolus Therapeutics PLC (United Kingdom)*(1)(2)	8,656	228,605
Avrobio, Inc.*(1)	11,192	139,452
BeiGene Ltd. (China)*(1)(2)	2,044	264,657
BioCryst Pharmaceuticals, Inc.*(1)	32,150	279,062
Biohaven Pharmaceutical Holding Co., Ltd.*(1)	7,579	288,684
Bluebird Bio, Inc.*(1)	2,668	355,991
Blueprint Medicines Corp.*(1)	4,882	351,943
Cara Therapeutics, Inc.*	19,451	296,628
ChemoCentryx, Inc.*(1)	26,984	330,284
Corbus Pharmaceuticals Holdings, Inc.*(1)	42,066	318,019
Crinetics Pharmaceuticals, Inc.*(1)	8,234	216,390
Cymabay Therapeutics, Inc.*	31,309	272,388
Cytokinetics, Inc.*(1)	34,066	239,484
CytomX Therapeutics, Inc.*(1)	18,594	315,726
Deciphera Pharmaceuticals, Inc.*	10,709	287,751
Denali Therapeutics, Inc.*(1)	13,463	256,605
Dicerna Pharmaceuticals, Inc.*(1)	22,263	229,532
Eidos Therapeutics, Inc.*	17,894	218,486
Epizyme, Inc.*(1)	46,252	472,695
Esperion Therapeutics, Inc.*(1)	5,748	266,995
Fate Therapeutics, Inc.*(1)	16,654	252,142
FibroGen, Inc.*(1)	6,983	396,285
Five Prime Therapeutics, Inc.*(1)	28,669	322,526
G1 Therapeutics, Inc.*(1)	9,087	194,371
Geron Corp.*	196,780	226,297
Global Blood Therapeutics, Inc.*(1)	6,459	309,451
GlycoMimetics, Inc.*(1)	27,186	304,483
ImmunoGen, Inc.*	51,851	272,218
Immunomedics, Inc.*(1)	14,431	213,434
Inovio Pharmaceuticals, Inc.*(1)	55,092	276,011
Insmed, Inc.*(1)	18,809	457,247
Intra-Cellular Therapies, Inc.*(1)	19,722	237,453
Iovance Biotherapeutics, Inc.*(1)	27,347	250,225
Kadmon Holdings, Inc.*(1)	125,886	303,385
Karyopharm Therapeutics, Inc.*(1)	27,968	236,889
Kiniksa Pharmaceuticals Ltd Class A*	12,353	216,177
Kura Oncology, Inc.*(1)	20,016	318,254
Security Description	Shares	Value
Common Stocks (continued)
Health Care (continued)
La Jolla Pharmaceutical Co.*(1)	21,787	$131,593
MacroGenics, Inc.*(1)	19,497	228,700
Madrigal Pharmaceuticals, Inc.*(1)	2,450	283,612
Marker Therapeutics, Inc.*	40,964	216,700
Mirati Therapeutics, Inc.*(1)	6,632	438,243
MyoKardia, Inc.*	5,104	211,204
Neuronetics, Inc.*(1)	13,913	238,191
Nightstar Therapeutics PLC*(2)	24,943	339,973
Novavax, Inc.*(1)	119,442	279,494
Optinose, Inc.*(1)	34,840	224,370
Principia Biopharma, Inc.*	9,401	284,944
Progenics Pharmaceuticals, Inc.*(1)	58,763	260,320
ProQR Therapeutics NV (Netherlands)*	15,177	239,190
Prothena Corp. PLC (Ireland)*(1)	23,572	276,971
PTC Therapeutics, Inc.*	7,847	244,277
Ra Pharmaceuticals, Inc.*(1)	16,208	332,750
Reata Pharmaceuticals, Inc. Class A*(1)	4,516	360,241
REGENXBIO, Inc.*	5,934	260,859
Rhythm Pharmaceuticals, Inc.*(1)	9,549	254,003
Rocket Pharmaceuticals, Inc.*(1)	17,800	255,964
Sage Therapeutics, Inc.*(1)	2,679	381,999
Sangamo Therapeutics, Inc.*(1)	23,782	278,012
Savara, Inc.*	36,617	277,923
Solid Biosciences, Inc.*	11,557	290,890
Sorrento Therapeutics, Inc.*(1)	113,043	232,869
Stemline Therapeutics, Inc.*(1)	27,009	298,720
TG Therapeutics, Inc.*(1)	56,145	230,194
Tricida, Inc.*(1)	8,762	192,238
uniQure N.V. (Netherlands)*	9,721	332,944
UNITY Biotechnology, Inc.*(1)	17,350	198,484
Viking Therapeutics, Inc.*(1)	29,405	239,945
Voyager Therapeutics, Inc.*(1)	26,635	279,401
WaVe Life Sciences Ltd*	5,444	202,789
Xencor, Inc.*(1)	7,516	271,328
ZIOPHARM Oncology, Inc.*(1)	93,590	209,642
Total Health Care		25,385,330
Materials - 0.9%
Amyris, Inc.*(1)	68,867	233,459
Total Common Stocks
(Cost $34,268,216)		25,618,789
SECURITIES LENDING COLLATERAL - 11.2%
Money Market Fund - 11.2%
Dreyfus Government Cash Management Fund, 2.30%(3)(4)
(Cost $2,938,436)	2,938,436	2,938,436
TOTAL INVESTMENTS - 108.6%
(Cost $37,206,652)		28,557,225
Liabilities in Excess of Other Assets - (8.6)%		(2,262,919)
Net Assets - 100.0%		$26,294,306

See Notes to the Schedules of Investments

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

January 31, 2019 (unaudited)

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $7,979,837; total market value of collateral held by the Fund was $8,105,326. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $5,166,891.
(2)	American Depositary Receipts.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of January 31, 2019.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$ 25,618,789	$ –	$ –	$ 25,618,789
Money Market Fund	2,938,436	–	–	2,938,436
Total	$ 28,557,225	$ –	$ –	$ 28,557,225
There were no Level 3 securities as of January 31, 2019.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus LifeSci Biotech Products ETF

January 31, 2019 (unaudited)

Security Description	Shares	Value
Common Stocks - 98.6%
Health Care - 98.6%
ACADIA Pharmaceuticals, Inc.*(1)	33,890	$772,014
Acorda Therapeutics, Inc.*(1)	37,111	617,156
Agios Pharmaceuticals, Inc.*(1)	11,531	618,062
Alexion Pharmaceuticals, Inc.*	5,450	670,132
Alnylam Pharmaceuticals, Inc.*(1)	7,863	656,796
Amgen, Inc.	3,139	587,338
Amicus Therapeutics, Inc.*	57,427	691,421
Array BioPharma, Inc.*(1)	38,479	718,403
Biogen, Inc.*	1,909	637,186
BioMarin Pharmaceutical, Inc.*	6,453	633,491
Celgene Corp.*	8,835	781,544
Clovis Oncology, Inc.*(1)	30,876	783,015
Dynavax Technologies Corp.*(1)	57,838	637,375
Enanta Pharmaceuticals, Inc.*(1)	8,140	646,560
Exelixis, Inc.*	28,817	679,217
Gilead Sciences, Inc.	9,150	640,591
Halozyme Therapeutics, Inc.*(1)	39,935	646,148
Incyte Corp.*	9,073	731,193
Intercept Pharmaceuticals, Inc.*(1)	5,560	670,981
Ionis Pharmaceuticals, Inc.*(1)	11,369	659,402
Ironwood Pharmaceuticals, Inc.*(1)	52,822	721,549
Lexicon Pharmaceuticals, Inc.*(1)	82,295	389,255
Ligand Pharmaceuticals, Inc.*	4,322	510,428
Loxo Oncology, Inc.*	4,322	1,013,941
Medicines Co. (The)*(1)	31,840	735,822
Momenta Pharmaceuticals, Inc.*	53,282	631,925
Nektar Therapeutics*(1)	16,394	694,122
Neurocrine Biosciences, Inc.*(1)	8,285	730,903
Omeros Corp.*(1)	44,440	606,162
Portola Pharmaceuticals, Inc.*(1)	32,607	883,650
Puma Biotechnology, Inc.*(1)	26,259	732,101
Radius Health, Inc.*(1)	39,000	712,530
Regeneron Pharmaceuticals, Inc.*	1,591	682,969
Retrophin, Inc.*	24,796	534,602
Sarepta Therapeutics, Inc.*(1)	4,976	695,197
Seattle Genetics, Inc.*(1)	9,963	761,472
Spark Therapeutics, Inc.*(1)	15,231	728,346
Theravance Biopharma, Inc. (Cayman Islands)*(1)	22,443	584,640
Ultragenyx Pharmaceutical, Inc.*(1)	13,150	648,558
United Therapeutics Corp.*	5,536	638,467
Vanda Pharmaceuticals, Inc.*	22,661	614,793
Vertex Pharmaceuticals, Inc.*	3,535	674,867
Total Health Care		28,404,324
Total Common Stocks
(Cost $30,667,312)		28,404,324
SECURITIES LENDING COLLATERAL - 4.3%
Money Market Fund - 4.3%
Dreyfus Government Cash Management Fund, 2.30%(2)(3)
(Cost $1,240,364)	1,240,364	1,240,364
TOTAL INVESTMENTS - 102.9%
(Cost $31,907,676)		29,644,688
Liabilities in Excess of Other Assets - (2.9)%		(822,621)
Net Assets - 100.0%		$28,822,067

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $8,291,618; total market value of collateral held by the Fund was $8,346,326. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $7,105,962.
(2)	Represents securities purchased with cash collateral received for securities on loan.
(3)	The rate shown reflects the seven-day yield as of January 31, 2019.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus LifeSci Biotech Products ETF (continued)

January 31, 2019 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$ 28,404,324	$ –	$ –	$ 28,404,324
Money Market Fund	1,240,364	–	–	1,240,364
Total	$ 29,644,688	$ –	$ –	$ 29,644,688
There were no Level 3 securities as of January 31, 2019.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF

January 31, 2019 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS – 30.2%
Communication Services – 4.0%
AT&T, Inc., 3.96%, (3-Month USD LIBOR + 1.18%), 06/12/24(1)	$148,000	$146,636
AT&T, Inc., 4.25%, 03/01/27	373,000	377,937
Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.91%, 07/23/25	285,000	293,545
Charter Communications Operating, LLC / Charter Communications Operating Capital, 5.05%, 03/30/29	185,000	188,943
Cincinnati Bell, Inc., 7.00%, 07/15/24(2)	199,000	172,632
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 03/15/20	208,000	208,520
Comcast Corp., 3.95%, 10/15/25	97,000	100,495
Comcast Corp., 4.15%, 10/15/28	46,000	47,687
CSC Holdings LLC, 7.50%, 04/01/28(2)	275,000	283,937
Discovery Communications LLC, 3.95%, 03/20/28	267,000	254,543
DISH DBS Corp., 5.88%, 07/15/22	75,000	71,531
DISH DBS Corp., 7.75%, 07/01/26	93,000	80,329
Frontier Communications Corp., 8.50%, 04/15/20	57,000	51,728
Frontier Communications Corp., 7.63%, 04/15/24	150,000	82,125
Frontier Communications Corp., 8.50%, 04/01/26(2)	53,000	48,217
iHeartCommunications, Inc., 9.00%, 12/15/19(3)	265,000	178,875
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.88%, 05/15/24(2)	150,000	113,063
Meredith Corp., 6.88%, 02/01/26(2)	98,000	101,185
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.15%, 03/20/28(2)	235,000	237,275
Total Communication Services		3,039,203
Consumer Discretionary – 3.5%
Beazer Homes USA, Inc., 6.75%, 03/15/25	130,000	116,837
Beazer Homes USA, Inc., 5.88%, 10/15/27	85,000	72,675
Boyd Gaming Corp., 6.00%, 08/15/26	41,000	41,256
Bunge Ltd. Finance Corp., 4.35%, 03/15/24	187,000	184,914
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(2)	86,000	80,393
Dollar Tree, Inc., 4.00%, 05/15/25	129,000	126,594
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23(2)	61,000	60,390
Eldorado Resorts, Inc., 6.00%, 09/15/26(2)	53,000	53,132
frontdoor, Inc., 6.75%, 08/15/26(2)	126,000	125,370
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	127,000	130,115
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/26(2)	155,000	156,550
Lear Corp., 3.80%, 09/15/27	336,000	311,059
M/I Homes, Inc., 5.63%, 08/01/25	150,000	138,000
Security Description	Principal	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc., 5.75%, 02/01/27(2)	$110,000	$111,238
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(2)	106,000	48,230
Scientific Games International, Inc., 6.63%, 05/15/21	69,000	68,655
Tenneco, Inc., 5.00%, 07/15/26	152,000	129,914
Viking Cruises Ltd., 5.88%, 09/15/27(2)	180,000	176,400
Vista Outdoor, Inc., 5.88%, 10/01/23	183,000	171,105
Weekley Homes LLC / Weekley Finance Corp., 6.63%, 08/15/25	195,000	180,375
William Lyon Homes, Inc., 6.00%, 09/01/23	195,000	178,913
Total Consumer Discretionary		2,662,115
Consumer Staples – 0.6%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC, 5.75%, 03/15/25	85,000	80,006
CVS Health Corp., 4.30%, 03/25/28	350,000	354,820
Total Consumer Staples		434,826
Energy – 3.2%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.88%, 12/15/24	101,000	70,225
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.63%, 07/15/26(2)	215,000	212,581
Bristow Group, Inc., 8.75%, 03/01/23(2)	61,000	51,316
Callon Petroleum Co., 6.13%, 10/01/24	170,000	171,700
Cheniere Energy Partners LP, 5.63%, 10/01/26(2)	85,000	85,413
Citgo Holding, Inc., 10.75%, 02/15/20(2)	126,000	128,205
Denbury Resources, Inc., 9.25%, 03/31/22(2)	76,000	75,050
Denbury Resources, Inc., 7.50%, 02/15/24(2)	70,000	61,600
EP Energy LLC / Everest Acquisition Finance, Inc., 9.38%, 05/01/24(2)	75,000	40,312
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(2)	130,000	104,650
Jagged Peak Energy LLC, 5.88%, 05/01/26(2)	164,000	159,080
Kinder Morgan, Inc., Series G, 7.75%, 01/15/32	153,000	191,614
MPLX LP, 4.00%, 03/15/28	105,000	101,462
Nabors Industries, Inc., 5.50%, 01/15/23	151,000	136,655
Rowan Cos., Inc., 5.40%, 12/01/42	270,000	171,450
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	115,000	113,102
Sanchez Energy Corp., 7.25%, 02/15/23(2)	77,000	65,258
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26(2)	159,000	161,186
Transocean, Inc., 9.00%, 07/15/23(2)	53,000	55,501

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2019 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	$143,000	$143,715
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(2)	130,000	107,575
Weatherford International Ltd., 9.88%, 02/15/24	100,000	65,875
Total Energy		2,473,525
Financials – 9.7%
Acrisure, LLC / Acrisure Finance, Inc., 8.13%, 02/15/24(2)	80,000	81,520
Acrisure, LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(2)	190,000	166,250
Allstate Corp. (The), Series B, 5.75%, (3-Month USD LIBOR + 2.94%), 08/15/53(1)	235,000	234,172
Ares Capital Corp., 3.50%, 02/10/23	131,000	124,814
Athene Holding Ltd., 4.13%, 01/12/28	242,000	226,243
Aviation Capital Group LLC, 3.50%, 11/01/27(2)	221,000	206,431
Bank of America Corp., 4.20%, 08/26/24	168,000	172,119
Bank of New York Mellon Corp. (The), Series E, 4.95%, (3-Month USD LIBOR + 3.42%), perpetual(1)(4)	324,000	327,860
Brighthouse Financial, Inc., 3.70%, 06/22/27	353,000	309,107
BrightSphere Investment Group PLC, 4.80%, 07/27/26	409,000	393,866
Capital One Financial Corp., 3.75%, 07/28/26	235,000	224,733
Discover Bank, 4.68%, (USD 5 Year Swap + 1.73%), 08/09/28(1)	315,000	315,164
E*TRADE Financial Corp., 4.50%, 06/20/28	252,000	249,767
FS KKR Capital Corp., 4.25%, 01/15/20	188,000	188,609
Goldman Sachs Group, Inc. (The), 3.79%, (3-Month USD LIBOR + 1.17%), 05/15/26(1)	204,000	199,456
Huntington Bancshares, Inc., 5.70%, (3-Month USD LIBOR + 2.88%), perpetual(1)(4)	127,000	119,804
iStar, Inc., 5.25%, 09/15/22	70,000	69,090
JPMorgan Chase & Co., Series Z, 5.30%, (3-Month USD LIBOR + 3.80%), perpetual(1)(4)	195,000	197,992
JPMorgan Chase & Co., Series V, 5.00%, (3-Month USD LIBOR + 3.32%), perpetual(1)(4)	186,000	185,768
KeyCorp, Series D, 5.00%, (3-Month USD LIBOR + 3.61%), perpetual(1)(4)	485,000	459,067
M&T Bank Corp., Series F, 5.13%, (3-Month USD LIBOR + 3.52%), perpetual(1)(4)	125,000	122,372
MetLife, Inc., Series D, 5.88%, (3-Month USD LIBOR + 2.96%), perpetual(1)(4)	122,000	121,820
Morgan Stanley, 3.13%, 07/27/26	195,000	187,247
Navient Corp., 6.75%, 06/25/25	154,000	148,418
Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
PNC Financial Services Group, Inc. (The), Series S, 5.00%, (3-Month USD LIBOR + 3.30%), perpetual(1)(4)	$235,000	$223,597
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43(1)	277,000	287,275
Santander Holdings USA, Inc., 4.45%, 12/03/21	51,000	51,892
Santander Holdings USA, Inc., 4.40%, 07/13/27	174,000	170,840
Springleaf Finance Corp., 6.88%, 03/15/25	85,000	81,600
Springleaf Finance Corp., 7.13%, 03/15/26	57,000	54,399
Synchrony Financial, 3.95%, 12/01/27	415,000	380,917
Synovus Financial Corp., 5.90%, (USD 5 Year Swap + 3.38%), 02/07/29(1)	43,000	43,000
Teachers Insurance & Annuity Association of America, 4.38%, (3-Month USD LIBOR + 2.66%), 09/15/54(1)(2)	550,000	558,481
Wells Fargo & Co., Series S, 5.90%, (3-Month USD LIBOR + 3.11%), perpetual(1)(4)	574,000	580,219
Total Financials		7,463,909
Health Care – 2.9%
Anthem, Inc., 3.65%, 12/01/27	54,000	53,178
Avantor, Inc., 6.00%, 10/01/24(2)	82,000	84,026
Avantor, Inc., 9.00%, 10/01/25(2)	130,000	134,550
Bausch Health Cos., Inc., 6.50%, 03/15/22(2)	24,000	24,870
Bausch Health Cos., Inc., 7.00%, 03/15/24(2)	24,000	25,245
Bausch Health Cos., Inc., 5.50%, 11/01/25(2)	276,000	276,306
Centene Corp., 5.38%, 06/01/26(2)	49,000	50,913
Cigna Corp., 4.13%, 11/15/25(2)	158,000	161,451
Cigna Corp., 4.38%, 10/15/28(2)	16,000	16,461
DJO Finance LLC / DJO Finance Corp., 8.13%, 06/15/21(2)	73,000	76,044
Eagle Holding Co. II LLC, 7.63%, 05/15/22(2)(5)	101,000	101,252
HCA, Inc., 5.63%, 09/01/28	232,000	240,338
HCA, Inc., 5.88%, 02/01/29	20,000	20,975
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(2)	57,000	56,743
Mylan NV, 3.95%, 06/15/26	210,000	199,190
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(2)	73,000	70,810
Surgery Center Holdings, Inc., 8.88%, 04/15/21(2)	106,000	108,650
Surgery Center Holdings, Inc., 6.75%, 07/01/25(2)	32,000	29,760
Tenet Healthcare Corp., 5.13%, 05/01/25	40,000	39,176
Tenet Healthcare Corp., 7.00%, 08/01/25	169,000	163,616
Tenet Healthcare Corp., 6.25%, 02/01/27(2)	85,000	86,381
Valeant Pharmaceuticals International, 9.25%, 04/01/26(2)	69,000	74,348

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2019 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Health Care (continued)
West Street Merger Sub, Inc., 6.38%, 09/01/25(2)	$114,000	$103,740
Total Health Care		2,198,023
Industrials – 1.5%
Hillman Group, Inc. (The), 6.38%, 07/15/22(2)	195,000	159,900
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(2)	112,000	112,560
Oshkosh Corp., 4.60%, 05/15/28	267,000	267,403
TransDigm, Inc., 6.50%, 05/15/25	280,000	272,650
US Airways 2012-1 Class B Pass-Through Trust, 8.00%, 04/01/21	317,924	328,231
Total Industrials		1,140,744
Information Technology – 1.6%
Banff Merger Sub, Inc., 9.75%, 09/01/26(2)	20,000	19,100
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.63%, 01/15/24	287,000	279,666
Citrix Systems, Inc., 4.50%, 12/01/27	220,000	211,377
Dell International LLC / EMC Corp., 5.45%, 06/15/23(2)	95,000	99,467
Dell International LLC / EMC Corp., 8.10%, 07/15/36(2)	104,000	120,110
Everi Payments, Inc., 7.50%, 12/15/25(2)	45,000	44,537
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 07/15/23(2)	125,000	125,781
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(2)	179,000	166,918
VMware, Inc., 3.90%, 08/21/27	190,000	179,720
Total Information Technology		1,246,676
Materials – 1.1%
DowDuPont, Inc., 3.82%, (3-Month USD LIBOR + 1.11%), 11/15/23(1)	185,000	184,468
Greif, Inc., 6.50%, 03/01/27(2)	125,000	125,937
Hexion, Inc., 10.38%, 02/01/22(2)	138,000	111,090
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 04/15/25(2)	165,000	161,700
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 07/15/24(2)	122,000	124,974
Trident Merger Sub, Inc., 6.63%, 11/01/25(2)	110,000	102,850
Total Materials		811,019
Real Estate – 1.6%
EPR Properties, 4.75%, 12/15/26	330,000	330,142
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27	144,000	138,684
Hospitality Properties Trust, 4.38%, 02/15/30	240,000	217,121
Life Storage LP, 3.88%, 12/15/27	49,000	47,191
LifeStorage LP, 3.50%, 07/01/26	134,000	127,347
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	82,000	80,032
Physicians Realty LP, 4.30%, 03/15/27	306,000	295,344
Total Real Estate		1,235,861
Security Description	Principal	Value
CORPORATE BONDS (continued)
Utilities – 0.5%
Calpine Corp., 5.38%, 01/15/23	$156,000	$152,100
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	160,000	119,800
TerraForm Power Operating LLC, 5.00%, 01/31/28(2)	140,000	130,550
Total Utilities		402,450
Total Corporate Bonds
(Cost $23,883,536)		23,108,351
FOREIGN BONDS – 21.1%
Communication Services – 0.5%
Altice Luxembourg SA, 7.75%, 05/15/22 (Luxembourg)(2)	200,000	194,750
Altice Luxembourg SA, 7.63%, 02/15/25 (Luxembourg)(2)	200,000	170,750
Total Communication Services		365,500
Consumer Discretionary – 0.3%
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Canada)(2)	210,000	217,350
Consumer Staples – 1.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 3.65%, 02/01/26 (Belgium)(2)	350,000	344,458
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29 (Belgium)	57,000	59,323
Bacardi Ltd., 4.70%, 05/15/28 (Bermuda)(2)	260,000	252,495
BAT Capital Corp., 3.56%, 08/15/27 (United Kingdom)	230,000	210,421
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (Canada)(2)	171,000	145,350
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Mexico)(2)	330,000	327,937
Total Consumer Staples		1,339,984
Energy – 2.3%
Encana Corp., 8.13%, 09/15/30 (Canada)	305,000	369,922
Geopark Ltd., 6.50%, 09/21/24 (Colombia)(2)	245,000	237,956
KazMunayGas National Co. JSC, 4.75%, 04/19/27 (Kazakhstan)(2)	300,000	304,164
Petrobras Global Finance BV, 7.38%, 01/17/27 (Brazil)	345,000	375,877
Petroleos Mexicanos, 4.63%, 09/21/23 (Mexico)	120,000	113,806
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)	80,000	76,912
Petroleos Mexicanos, 5.35%, 02/12/28 (Mexico)	220,000	193,050

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2019 (unaudited)

Security Description		Principal	Value
FOREIGN BONDS (continued)
Energy (continued)
Petroleos Mexicanos, 6.50%, 06/02/41 (Mexico)		$100,000	$87,490
Total Energy			1,759,177
Financials – 3.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.65%, 07/21/27 (Ireland)		325,000	292,722
Australia & New Zealand Banking Group Ltd., 4.40%, 05/19/26 (Australia)(2)		290,000	287,063
Bank of Montreal, 3.80%, (USD 5 Year Swap + 1.43%), 12/15/32 (Canada)(1)		172,000	164,836
BBVA Bancomer SA, 5.13%, (US 5 Year CMT T-Note + 2.65%), 01/18/33 (Mexico)(1)(2)		200,000	181,250
Development Bank of Kazakhstan JSC, 8.95%, 05/04/23 (Kazakhstan)(2)	KZT	70,000,000	160,122
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Canada)		250,000	246,228
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26 (Colombia)(2)		250,000	258,500
Societe Generale SA, 4.75%, 11/24/25 (France)(2)		500,000	505,269
Toronto-Dominion Bank (The), 3.63%, (USD 5 Year Swap + 2.21%), 09/15/31 (Canada)(1)		220,000	212,194
Total Financials			2,308,184
Government – 8.4%
Argentina Treasury Bill, 09/30/19 (Argentina)(6)	ARS	1,445,000	47,056
Argentina Treasury Bill, 04/30/20 (Argentina)(6)	ARS	2,355,000	73,219
Argentina Treasury Bill, 07/31/20 (Argentina)(6)	ARS	5,115,000	136,952
Argentine Republic Government International Bond, 6.88%, 01/26/27 (Argentina)		380,000	322,861
Colombia Government International Bond, 4.38%, 03/21/23 (Colombia)	COP	1,195,000,000	366,158
Dominican Republic International Bond, 6.88%, 01/29/26 (Dominican Republic)(2)		190,000	205,675
Ecuador Government International Bond, 8.88%, 10/23/27 (Ecuador)(2)		315,000	295,297
Ghana Government International Bond, 7.63%, 05/16/29 (Ghana)(2)		200,000	190,979
Security Description		Principal	Value
FOREIGN BONDS (continued)
Government (continued)
Indonesia Government International Bond, 8.50%, 10/12/35 (Indonesia)(2)		$495,000	$691,222
Ivory Coast Government International Bond, 6.38%, 03/03/28 (Ivory Coast)(2)		200,000	191,865
Jordan Government International Bond, 5.75%, 01/31/27 (Jordan)(2)		275,000	266,440
Mexican Bonos, Series M, 6.50%, 06/09/22 (Mexico)	MXN	7,000,000	347,993
Mexico Government International Bond, 4.15%, 03/28/27 (Mexico)		280,000	275,870
Mexico Government International Bond, 4.50%, 04/22/29 (Mexico)		200,000	200,802
Nigeria Government International Bond, 6.50%, 11/28/27 (Nigeria)(2)		355,000	340,106
Oman Government International Bond, 5.38%, 03/08/27 (Oman)(2)		450,000	408,341
Provincia De Buenos Aire, 9.13%, 03/16/24 (Argentina)(2)		450,000	410,855
Republic of South Africa Government Bond, Series 2023, 7.75%, 02/28/23 (South Africa)	ZAR	3,500,000	264,062
Republic of South Africa Government International Bond, 5.65%, 09/27/47 (South Africa)		200,000	190,877
Russian Federal Bond - OFZ, Series 6216, 6.70%, 05/15/19 (Russia)	RUB	9,145,000	139,573
Saudi Government International Bond, 4.38%, 04/16/29 (Saudi Arabia)(2)		200,000	204,049
Turkey Government International Bond, 5.63%, 03/30/21 (Turkey)		200,000	202,373
Turkey Government International Bond, 4.88%, 10/09/26 (Turkey)		305,000	277,317
Ukraine Government International Bond, 7.75%, 09/01/23 (Ukraine)(2)		100,000	95,577
Ukraine Government International Bond, 7.75%, 09/01/26 (Ukraine)(2)		355,000	323,627
Total Government			6,469,146
Health Care – 0.3%
Advanz Pharma Corp., 8.00%, 09/06/24 (Canada)		42,000	40,110
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Japan)(2)		200,000	206,263

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2019 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Health Care (continued)
Total Health Care		$246,373
Industrials – 1.5%
Ashtead Capital, Inc., 4.38%, 08/15/27 (United Kingdom)(2)	$380,000	362,900
CNH Industrial NV, 4.50%, 08/15/23 (United Kingdom)	238,000	241,618
Garda World Security Corp., 8.75%, 05/15/25 (Canada)(2)	174,000	162,255
Hulk Finance Corp., 7.00%, 06/01/26 (Canada)(2)	62,000	57,517
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(2)	110,000	96,525
Topaz Marine SA, 9.13%, 07/26/22 (United Arab Emirates)(2)	255,000	255,750
Total Industrials		1,176,565
Materials – 1.9%
BHP Billiton Finance USA Ltd., 6.75%, (USD 5 Year Swap + 5.09%), 10/19/75 (Australia)(1)(2)	240,000	261,954
Equate Petrochemical BV, 4.25%, 11/03/26 (Kuwait)(2)	300,000	299,219
Glencore Funding LLC, 4.00%, 03/27/27 (Switzerland)(2)	251,000	241,532
NOVA Chemicals Corp., 4.88%, 06/01/24 (Canada)(2)	40,000	38,150
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(2)	85,000	78,518
Rusal Capital DAC, 5.13%, 02/02/22 (Russia)(2)	220,000	211,200
SABIC Capital II BV, 4.50%, 10/10/28 (Saudi Arabia)(2)	290,000	296,357
Total Materials		1,426,930
Utilities – 1.2%
Enel Finance International NV, 4.63%, 09/14/25 (Italy)(2)	250,000	247,179
Perusahaan Listrik Negara PT, 4.13%, 05/15/27 (Indonesia)(2)	360,000	348,042
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Colombia)(2)	280,000	295,274
Total Utilities		890,495
Total Foreign Bonds
(Cost $16,598,481)		16,199,704
TERM LOANS – 13.6%
Aerospace – 0.4%
Dynasty Acquisition Co., Inc. (aka StandardAero Holding Corp.), 0.00%, 01/23/26 (1)(7)	58,531	58,375
Security Description	Principal	Value
TERM LOANS (continued)
Aerospace (continued)
Dynasty Acquisition Co., Inc. (aka StandardAero Holding Corp.), 0.00%, 01/23/26 (1)(7)	$31,469	$31,384
TransDigm, Inc., 5.00%, (1-Month USD LIBOR + 2.50%), 06/09/23 (1)	243,775	239,052
Total Aerospace		328,811
Chemicals – 0.2%
New Arclin U.S. Holding Corp., 6.00%, (1-Month USD LIBOR + 3.50%), 02/14/24 (1)	150,753	147,613
Consumer Durables – 0.2%
Global Appliance, Inc. (aka SharkNinja Operating LLC), 6.50%, (1-Month USD LIBOR + 4.00%), 09/29/24 (1)	189,125	187,470
Consumer Non-Durables – 0.9%
American Greetings Corp., 7.02%, (1-Month USD LIBOR + 4.50%), 04/06/24 (1)	213,937	210,996
Kronos Acquisition Intermediate, Inc. (aka KIK Custom Products), 6.50%, (1-Month USD LIBOR + 4.00%), 05/15/23 (Nigeria) (1)	71,202	67,588
Parfums Holding Co., Inc., 6.96%, (3-Month USD LIBOR + 4.25%), 06/30/24 (1)	127,272	125,045
Rodan & Fields, LLC, 6.51%, (1-Month USD LIBOR + 4.00%), 06/16/25 (Kazakhstan) (1)	278,600	260,491
Total Consumer Non-Durables		664,120
Energy – 0.5%
Medallion Midland Acquisition, LLC, 5.75%, (1-Month USD LIBOR + 3.25%), 10/30/24 (1)	167,664	161,796
Traverse Midstream Partners LLC, 6.60%, (3-Month USD LIBOR + 4.00%), 09/27/24 (Turkey) (1)	179,550	179,212
Total Energy		341,008
Financials – 1.4%
Asurion, LLC (fka Asurion Corp.), 9.00%, (1-Month USD LIBOR + 6.50%), 08/04/25 (1)	216,228	218,255
Blackhawk Network Holdings, Inc., 5.50%, (1-Month USD LIBOR + 3.00%), 06/15/25 (1)	114,275	112,533
Ditech Holding Corp., 8.50%, (1-Month USD LIBOR + 6.00%), 06/30/22 (1)	478,472	325,361
Financial & Risk US Holdings, Inc. (aka Refinitiv), 6.25%, (1-Month USD LIBOR + 3.75%), 10/01/25 (1)	180,000	173,180
FinCo I, LLC (aka Fortress Investment Group), 4.50%, (1-Month USD LIBOR + 2.00%), 12/27/22 (1)	83,397	82,563

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2019 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Financials (continued)
iStar, Inc. (fka iStar Financial, Inc.), 5.25%, (1-Month USD LIBOR + 2.75%), 06/28/23 (1)	$168,938	$167,565
Total Financials		1,079,457
Food and Drug – 0.3%
Albertson's LLC, 5.82%, (3-Month USD LIBOR + 3.00%), 12/21/22 (1)	218,989	216,471
Food/Tobacco – 0.2%
H-Food Holdings, LLC (aka Hearthside Food Solutions, LLC), 6.19%, (1-Month USD LIBOR + 3.69%), 05/23/25 (1)	44,775	43,208
Milk Specialties Co., 6.50%, (1-Month USD LIBOR + 4.00%), 08/16/23 (1)	137,497	135,663
Total Food/Tobacco		178,871
Gaming/Leisure – 0.4%
Playa Resorts Holding B.V., 0.00%, 04/29/24 (1)(7)	66,614	64,533
Scientific Games International, Inc., 5.25%, (1-Month USD LIBOR + 2.75%), 08/14/24 (1)	79,151	76,850
UFC Holdings, LLC, 5.75%, (1-Month USD LIBOR + 3.25%), 08/18/23 (1)	178,073	177,015
Total Gaming/Leisure		318,398
Health Care – 1.6%
Accelerated Health Systems, LLC, 6.00%, (1-Month USD LIBOR + 3.50%), 10/31/25 (1)	100,000	99,250
AHP Health Partners, Inc. (aka Ardent Health Partners, LLC), 7.00%, (1-Month USD LIBOR + 4.50%), 06/30/25 (1)	124,213	123,721
Bausch Health Companies, Inc. (fka Valeant Pharmaceuticals International, Inc.), 5.51%, (1-Month USD LIBOR + 3.00%), 06/02/25 (Canada) (1)	112,186	111,153
CCS-CMGC Holdings, Inc., 8.02%, (1-Month USD LIBOR + 5.50%), 10/01/25 (1)	160,000	152,800
CHG Healthcare Services, Inc. (fka CHG Buyer Corp.), 5.50%, (1-Month USD LIBOR + 3.00%), 06/07/23 (1)	212,533	210,706
Concordia Healthcare Corp., 8.02%, (1-Month USD LIBOR + 5.50%), 09/06/24 (Canada) (1)	158,205	150,917
Envision Health Care Corp., 0.00%, 10/10/25 (1)(7)	116,145	109,728
Ortho-Clinical Diagnostics, Inc., 5.76%, (1-Month USD LIBOR + 3.25%), 06/30/25 (1)	127,354	123,493
Prospect Medical Holdings, Inc., 8.06%, (1-Month USD LIBOR + 5.50%), 02/22/24 (1)	94,038	93,568
Security Description	Principal	Value
TERM LOANS (continued)
Health Care (continued)
U.S. Renal Care, Inc., 7.05%, (3-Month USD LIBOR + 4.25%), 12/30/22 (1)	$84,436	$82,748
Total Health Care		1,258,084
Housing – 0.6%
American Builders & Contractors Supply Co., Inc., 4.50%, (1-Month USD LIBOR + 2.00%), 10/31/23 (Mexico) (1)	138,097	135,093
Capital Automotive L.P., 8.50%, (1-Month USD LIBOR + 6.00%), 03/24/25 (Chile) (1)	158,153	158,005
CPG International LLC (fka CPG International, Inc.), 6.63%, (3-Month USD LIBOR + 3.75%), 05/05/24 (1)	195,370	189,387
Total Housing		482,485
Information Technology – 1.3%
Applied Systems, Inc., 9.50%, (1-Month USD LIBOR + 7.00%), 09/19/25 (1)	50,000	50,083
BMC Software Finance, Inc., 7.05%, (3-Month USD LIBOR + 4.25%), 10/02/25 (1)	205,000	200,571
Kronos, Inc., 5.54%, (3-Month USD LIBOR + 3.00%), 11/01/23 (Oman) (1)	127,445	125,175
Kronos, Inc., 10.79%, (3-Month USD LIBOR + 8.25%), 11/01/24 (1)	118,000	120,188
SS&C Technologies, Inc., 4.75%, (1-Month USD LIBOR + 2.25%), 04/16/25 (1)	243,221	238,677
SS&C Technologies, Inc., 4.75%, (1-Month USD LIBOR + 2.25%), 04/16/25 (1)	95,760	93,972
Vertafore, Inc., 6.05%, (3-Month USD LIBOR + 3.25%), 07/02/25 (1)	195,000	189,733
Total Information Technology		1,018,399
Manufacturing – 0.8%
Accudyne Industries Borrower SCA, 5.50%, (1-Month USD LIBOR + 3.00%), 08/18/24 (1)	156,910	153,413
CPI Acquisition, Inc., 7.35%, (3-Month USD LIBOR + 4.50%), 08/17/22 (1)	535,000	345,744
Filtration Group Corp., 5.50%, (1-Month USD LIBOR + 3.00%), 03/29/25 (Israel) (1)	49,500	49,170
Hillman Group, Inc. (The), 6.80%, (3-Month USD LIBOR + 4.00%), 05/30/25 (1)	84,450	80,650
Total Manufacturing		628,977
Media/Telecom - Cable/Wireless Video – 0.5%
CSC Holdings, LLC, 4.76%, (1-Month USD LIBOR + 2.25%), 01/15/26 (1)	270,000	260,887

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2019 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Media/Telecom - Cable/Wireless Video (continued)
Telenet Financing USD LLC, 4.76%, (3-Month USD LIBOR + 2.25%), 08/15/26 (1)	$130,000	$126,892
Total Media/Telecom - Cable/Wireless Video		387,779
Media/Telecom - Diversified Media – 0.3%
Cineworld Finance US, Inc., 5.00%, (1-Month USD LIBOR + 2.50%), 02/28/25 (Kazakhstan) (1)	242,514	237,300
Media/Telecom - Telecommunications – 0.6%
CenturyLink, Inc., 5.25%, (1-Month USD LIBOR + 2.75%), 01/31/25 (1)	132,777	127,207
Securus Technologies Holdings, Inc., 0.00%, 11/01/24 (1)(7)	77,959	76,010
Securus Technologies Holdings, Inc., 10.75%, (1-Month USD LIBOR + 8.25%), 11/01/25 (Turkey) (1)	140,000	136,587
West Corp., 6.50%, (1-Month USD LIBOR + 4.00%), 10/10/24 (1)	85,000	78,287
Total Media/Telecom - Telecommunications		418,091
Media/Telecom - Wireless Communications – 0.1%
Digicel International Finance Ltd., 5.96%, (3-Month USD LIBOR + 3.25%), 05/27/24 (1)	74,063	68,292
Metals/Minerals – 0.2%
GrafTech Finance, Inc., 6.00%, (1-Month USD LIBOR + 3.50%), 02/12/25 (1)	150,199	147,759
Retail – 0.4%
Neiman Marcus Group, Inc. (The), 5.76%, (1-Month USD LIBOR + 3.25%), 10/25/20 (1)	301,039	267,774
Service – 1.8%
GFL Environmental, Inc., 5.50%, (1-Month USD LIBOR + 3.00%), 05/30/25 (1)	214,461	207,431
Hoya Midco, LLC, 6.00%, (1-Month USD LIBOR + 3.50%), 06/30/24 (1)	227,444	221,001
Laureate Education, Inc., 8.00%, (3-Month USD LIBOR + 2.50%), 04/26/24 (1)	147,186	146,757
One Call Corp., 7.76%, (1-Month USD LIBOR + 5.25%), 11/27/22 (1)	64,225	57,060
PI UK Holdco II Limited, 6.00%, (1-Month USD LIBOR + 3.50%), 01/03/25 (1)	271,888	266,178
Red Ventures, LLC, 5.50%, (1-Month USD LIBOR + 3.00%), 11/08/24 (1)	337,252	334,670
Sedgwick Claims Management Services, Inc., 5.75%, (1-Month USD LIBOR + 3.25%), 12/31/25 (1)	15,000	14,656
TKC Holdings, Inc., 6.25%, (1-Month USD LIBOR + 3.75%), 02/01/23 (1)	145,061	141,012
Total Service		1,388,765
Security Description	Principal	Value
TERM LOANS (continued)
Transportation - Automotive – 0.1%
Wand Newco 3, Inc. (aka Caliber Collision), 0.00%, 01/23/26 (1)(7)	$55,000	$54,988
Utilities – 0.8%
APLP Holdings Limited Partnership, 5.25%, (1-Month USD LIBOR + 2.75%), 04/13/23 (1)	124,888	124,420
Brookfield WEC Holdings, Inc. (aka Westinghouse Electric Co. LLC), 6.25%, (1-Month USD LIBOR + 3.75%), 08/01/25 (1)	130,000	129,571
Brookfield WEC Holdings, Inc. (aka Westinghouse Electric Co. LLC), 9.25%, (1-Month USD LIBOR + 6.75%), 08/03/26 (1)	65,000	65,021
Talen Energy Supply, LLC, 6.50%, (1-Month USD LIBOR + 4.00%), 04/15/24 (1)	153,461	152,008
Vistra Operations Company LLC (fka Tex Operations Company LLC), 0.00%, 08/04/23 (1)(7)	133,280	131,447
Total Utilities		602,467
Total Term Loans
(Cost $10,877,353)		10,423,379
Mortgage Backed Securities - 11.4%
Commercial Mortgage Backed Securities - 0.5%
Caesars Palace Las Vegas Trust, Class C, Series 2017-VICI, 4.14%, 10/15/34(2)	285,000	290,144
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37(1)(2)(8)	97,162	96,584
Total Commercial Mortgage Backed Securities		386,728
Mortgage Securities - 1.4%
Fannie Mae Pool, 4.00%, 09/01/47	1,070,159	1,098,662
Residential Mortgage Backed Securities - 9.5%
American Homes 4 Rent Trust, Class C, Series 2015-SFR2, 4.69%, 10/17/45(2)	510,000	529,623
American Homes 4 Rent Trust, Class A, Series 2015-SFR1, 3.47%, 04/17/52(2)	279,470	277,988
Angel Oak Mortgage Trust I LLC, Class A1, Series 2019-1, 3.92%, 11/25/48(1)(2)(8)	305,000	306,780
Banc of America Funding Trust, Class 5A1, Series 2004-D, 4.51%, 01/25/35(1)(8)	347,267	346,162
Bayview Opportunity Master Fund IVa Trust, Class B1, Series 2016-SPL1, 4.25%, 04/28/55(2)	350,000	356,648
Bayview Opportunity Master Fund IVb Trust, Class B1, Series 2016-SPL2, 4.25%, 06/28/53(1)(2)(8)	290,000	295,490
Bear Stearns ARM Trust, Class 22A1, Series 2004-9, 4.71%, 11/25/34(1)(8)	281,365	285,407

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2019 (unaudited)

Security Description	Principal	Value
Mortgage Backed Securities (continued)
Residential Mortgage Backed Securities (continued)
Chase Mortgage Trust, Class M2, Series 2016-1, 3.75%, 04/25/45(1)(2)(8)	$356,271	$358,606
Chase Mortgage Trust, Class M2, Series 2016-2, 3.75%, 12/25/45(1)(2)(8)	427,920	430,261
Colony Starwood Homes Trust, Class C, Series 2016-2A, 4.66%, (1-Month USD LIBOR + 2.15%), 12/17/33(1)(2)	268,281	268,543
COLT Mortgage Loan Trust, Class A3, Series 2017-1, 3.07%, 05/27/47(1)(2)(8)	87,651	87,270
COLT Mortgage Loan Trust, Class M1, Series 2018-1, 3.66%, 02/25/48(1)(2)(8)	270,000	268,308
Deephaven Residential Mortgage Trust, Class A2, Series 2017-1A, 2.93%, 12/26/46(1)(2)(8)	38,402	38,195
Deephaven Residential Mortgage Trust, Class A2, Series 2017-2A, 2.61%, 06/25/47(1)(2)(8)	73,648	72,761
Ellington Financial Mortgage Trust, Class A1FX, Series 2018-1, 4.14%, 10/25/58(1)(2)(8)	138,527	138,855
JPMorgan Mortgage Trust, Class A3, Series 2018-8, 4.00%, 01/25/49(1)(2)(8)	106,966	107,777
Mill City Mortgage Loan Trust, Class A1B, Series 2018-4, 3.50%, 04/25/66(1)(2)(8)	100,000	99,327
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(2)(8)	127,756	127,796
New Residential Mortgage Loan Trust, Class A1A, Series 2018-1A, 4.00%, 12/25/57(1)(2)(8)	193,768	197,066
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2017-NPL5, 3.33%, 12/30/32(1)(2)(8)	105,328	104,168
Progress Residential Trust, Class B, Series 2017-SFR1, 3.02%, 08/17/34(2)	275,000	268,376
Progress Residential Trust, Class B, Series 2018-SFR1, 3.48%, 03/17/35(2)	400,000	395,009
PRPM LLC, Class A1, Series 2019-1A, 4.50%, 01/25/24(2)(9)	100,000	99,846
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.53%, 06/25/43(1)(8)	271,817	270,090
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 4.40%, 04/25/34(1)(8)	119,888	123,168
Towd Point Mortgage Trust, Class M1, Series 2015-6, 3.75%, 04/25/55(1)(2)(8)	500,000	500,303
Towd Point Mortgage Trust 2016-4, Class A2, Series 2016-4, 3.00%, 07/25/56(1)(2)(8)	250,000	242,175
Tricon American Homes Trust, Class A, Series 2017-SFR1, 2.72%, 09/17/34(2)	125,000	121,373
Verus Securitization Trust, Class A1, Series 2018-2, 3.68%, 06/01/58(1)(2)(8)	224,881	225,251
VOLT LXXI LLC, Class A1A, Series 2018-NPL7, 3.97%, 09/25/48(2)(9)	134,611	134,338
VOLT LXXV LLC, Class A1A, Series 2019-NPL1, 4.34%, 01/25/49(2)(9)	150,000	150,545
Security Description	Principal	Value
Mortgage Backed Securities (continued)
Residential Mortgage Backed Securities (continued)
Total Residential Mortgage Backed Securities		$7,227,505
Total Mortgage Backed Securities
(Cost $8,648,062)		8,712,895
U.S. TREASURY NOTES – 11.1%
U.S. Treasury Bill 2.40%, 03/14/19(6)	$4,500,000	4,488,046
U.S. Treasury Note 2.00%, 02/15/25	1,365,000	1,327,009
U.S. Treasury Note 2.38%, 01/31/23	2,700,000	2,693,778
Total U.S. Treasury Notes
(Cost $8,428,717)		8,508,833
ASSET BACKED SECURITIES – 7.8%
Aqua Finance Trust, Class A, Series 2017-A, 3.72%, 11/15/35(2)	348,432	343,958
Arbys Funding LLC, Class A2, Series 2015-1A, 4.97%, 10/30/45(2)	328,950	335,504
CPS Auto Trust, Class D, Series 2018-C, 4.40%, 06/17/24(2)	290,000	293,308
Drug Royalty III LP 1, Class A, Series 2016-1A, 3.98%, 04/15/27(2)	220,613	220,787
DT Auto Owner Trust, Class C, Series 2018-1A, 3.47%, 12/15/23(2)	375,000	375,429
Exeter Automobile Receivables Trust, Class D, Series 2019-1A, 4.13%, 12/16/24(2)	235,000	235,734
Flagship Credit Auto Trust, Class D, Series 2015-1, 5.26%, 07/15/21(2)	435,000	440,690
Flagship Credit Auto Trust, Class D, Series 2016-3, 3.89%, 11/15/22(2)	525,000	525,692
Foursight Capital Automobile Receivables Trust, Class B, Series 2017-1, 3.05%, 12/15/22(2)	440,000	437,569
Genesis Sales Finance Master Trust, Class A, Series 2019-AA, 4.68%, 08/20/23(2)	115,000	115,902
GLS Auto Receivables Trust, Class B, Series 2018-1A, 3.52%, 08/15/23(2)	470,000	466,416
GLS Auto Receivables Trust, Class C, Series 2018-3A, 4.18%, 07/15/24(2)	335,000	337,373
OnDeck Asset Securitization Trust LLC, Class A, Series 2018-1A, 3.50%, 04/18/22(2)	370,000	370,855
Prosper Marketplace Issuance Trust, Class B, Series 2018-2A, 3.96%, 10/15/24(2)	210,000	210,847
Skopos Auto Receivables Trust, Class B, Series 2018-1A, 3.93%, 05/16/22(2)	565,000	564,407
TCF Auto Receivables Owner Trust, Class C, Series 2016-PT1A, 3.21%, 01/17/23(2)	430,000	429,909
Upstart Securitization Trust, Class B, Series 2018-1, 3.89%, 08/20/25(2)	295,000	294,306
Total Asset Backed Securities
(Cost $5,995,182)		5,998,686

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2019 (unaudited)

Security Description	Shares	Value
MONEY MARKET FUND - 2.4%
JP Morgan U.S. Government Money Market Institutional Shares, 2.25%(10) (Cost $1,841,642)	1,841,642	$1,841,642
TOTAL INVESTMENTS - 97.6%
(Cost $76,272,973)		74,793,490
Other Assets in Excess of Liabilities - 2.4%		1,815,845
Net Assets - 100.0%		$76,609,335

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2019.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2019, the aggregate value of these securities was $30,433,619, or 39.7% of net assets.
(3)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(4)	Perpetual security with no stated maturity date.
(5)	Payment in-kind security.100% of the income was received in cash.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(7)	The loan will settle after January 31, 2019 at which the interest will be determined.
(8)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(9)	Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2019.
(10)	The rate shown reflects the seven-day yield as of January 31, 2019.

Abbreviations:

CMT — 1 Year Constant Maturity Treasury Index
LIBOR — London InterBank Offered Rate
LP — Limited Partnership
PLC — Public Limited Company
USD — United States Dollar

Currency Abbreviations

ARS	Argentina Peso
COP	Colombian Peso
KZT	Kazakhstani Tenge
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2019 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$ –	$ 23,108,351	$ –	$ 23,108,351
Foreign Bonds	–	16,199,704	–	16,199,704
Term Loans	–	10,423,379	–	10,423,379
Mortgage Backed Securities	–	8,712,895	–	8,712,895
U.S. Treasury Notes	–	8,508,833	–	8,508,833
Asset Backed Securities	–	5,998,686	–	5,998,686
Money Market Fund	1,841,642	–	–	1,841,642
Total	$ 1,841,642	$ 72,951,848	$ –	$ 74,793,490
There were no Level 3 securities as of January 31, 2019.

Foreign Bonds
Balance as of October 31, 2018	$ 272,105
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(1,312)
Purchases	–
Sales	(39,871)
Amortization (accretion)	–
Transfers into Level 3	–
Transfers out of Level 3	(230,922)
Balance as of January 31, 2019	–
Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2019:	$ –

See Notes to the Schedules of Investments

Schedule of Investments - Virtus WMC Global Factor Opportunities ETF

January 31, 2019 (unaudited)

Security Description	Shares	Value
Common Stocks - 98.1%
Communication Services - 3.5%
China Mobile Ltd. (China)	1,114	$11,684
Chunghwa Telecom Co. Ltd. (Taiwan)	4,121	14,353
Deutsche Telekom AG (Germany)	732	11,889
Liberty Global PLC Class A (United Kingdom)*	1,003	24,473
Nintendo Co. Ltd. (Japan)	40	12,423
Omnicom Group, Inc.	467	36,370
Pearson PLC (United Kingdom)	1,315	15,626
SoftBank Group Corp. (Japan)	159	12,446
Twitter, Inc.*	589	19,767
Viacom, Inc. Class B	407	11,974
Total Communication Services		171,005
Consumer Discretionary - 8.4%
adidas AG (Germany)	51	12,124
Advance Auto Parts, Inc.	92	14,646
AutoZone, Inc.*	20	16,947
Berkeley Group Holdings PLC (United Kingdom)	300	14,767
Best Buy Co., Inc.	360	21,326
Daimler AG (Germany)	300	17,739
Darden Restaurants, Inc.	172	18,048
Fiat Chrysler Automobiles NV (United Kingdom)*	808	13,797
Garmin Ltd.	194	13,421
Haier Electronics Group Co. Ltd. (Hong Kong)*	5,938	17,064
Home Depot, Inc. (The)	188	34,504
Kering SA (France)	42	21,032
Kohl's Corp.	239	16,417
Lear Corp.	78	12,007
Lululemon Athletica, Inc.*	151	22,319
Macy's, Inc.	452	11,888
O'Reilly Automotive, Inc.*	73	25,160
Panasonic Corp. (Japan)	1,830	17,842
Peugeot SA (France)	643	16,184
PulteGroup, Inc.	506	14,072
Sankyo Co. Ltd. (Japan)	326	12,600
Sony Corp. (Japan)	355	17,818
Tata Motors Ltd. (India)*(1)	773	10,103
Tractor Supply Co.	206	17,592
Total Consumer Discretionary		409,417
Consumer Staples - 7.7%
Aeon Co. Ltd. (Japan)	1,044	21,168
Archer-Daniels-Midland Co.	535	24,022
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	2	12,721
Church & Dwight Co., Inc.	225	14,537
Coca-Cola Co. (The)	254	12,225
Danone SA (France)	225	16,354
Diageo PLC (United Kingdom)	524	19,941
Heineken NV (Netherlands)	146	13,098
Koninklijke Ahold Delhaize NV (Netherlands)	824	21,711
Kroger Co. (The)	710	20,114
Lamb Weston Holdings, Inc.	191	13,809
L'Oreal SA (France)	117	28,136
Nestle SA (Switzerland)	350	30,423
NH Foods Ltd. (Japan)	466	18,396
PepsiCo, Inc.	154	17,351
Security Description	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
Pernod Ricard SA (France)	131	$21,742
Pick n Pay Stores Ltd. (South Africa)	2,863	14,991
SPAR Group Ltd. (The) (South Africa)	841	12,643
Unilever NV (United Kingdom)	342	18,259
Unilever PLC (United Kingdom)	374	19,546
Total Consumer Staples		371,187
Energy - 4.1%
BP PLC (United Kingdom)	4,212	28,733
China Petroleum & Chemical Corp. Class H (China)	23,868	19,983
CNOOC Ltd. (China)	10,662	17,826
Equinor ASA (Norway)	508	11,613
JXTG Holdings, Inc. (Japan)	2,743	14,943
LUKOIL PJSC (Russia)(1)	303	24,301
Marathon Petroleum Corp.	330	21,866
PetroChina Co. Ltd. Class H (China)	20,000	12,896
Suncor Energy, Inc. (Canada)	443	14,288
Tatneft PJSC (Russia)(1)	220	16,247
TransCanada Corp. (Canada)	408	17,352
Total Energy		200,048
Financials - 24.9%
3i Group PLC (United Kingdom)	1,370	15,266
Affiliated Managers Group, Inc.	115	12,069
Aflac, Inc.	484	23,087
AIA Group Ltd. (Hong Kong)	2,644	23,754
Allianz SE (Germany)	130	27,516
Allstate Corp. (The)	204	17,926
American Express Co.	418	42,929
American Financial Group, Inc.	137	13,068
Athene Holding Ltd. Class A*	333	14,286
Australia & New Zealand Banking Group Ltd. (Australia)	744	13,537
Aviva PLC (United Kingdom)	4,290	23,300
AXA SA (France)	492	11,401
Banco Santander SA (Spain)	4,554	21,538
Bank Central Asia Tbk PT (Indonesia)	7,674	15,474
Bank of America Corp.	1,874	53,353
Bank of New York Mellon Corp. (The)	394	20,614
Berkshire Hathaway, Inc. Class B*	82	16,854
BNP Paribas SA (France)	308	14,442
Capital One Financial Corp.	304	24,499
China Life Insurance Co. Ltd. Class H (China)	8,280	20,407
Cincinnati Financial Corp.	280	22,714
Commonwealth Bank of Australia (Australia)	372	18,904
Danske Bank A/S (Denmark)	603	11,140
Deutsche Bank AG (Germany)	1,242	11,012
Discover Financial Services	344	23,217
E*TRADE Financial Corp.	430	20,064
East West Bancorp, Inc.	339	17,058
Everest Re Group Ltd.	72	15,772
EXOR NV (Netherlands)	244	15,584
Franklin Resources, Inc.	468	13,857
Groupe Bruxelles Lambert SA (Belgium)	145	13,652
Hanwha Life Insurance Co. Ltd. (South Korea)*	5,231	20,216
Hartford Financial Services Group, Inc. (The)	460	21,583
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	640	19,900
HSBC Holdings PLC (United Kingdom)	2,555	21,410

See Notes to the Schedules of Investments

Schedule of Investments - Virtus WMC Global Factor Opportunities ETF (continued)

January 31, 2019 (unaudited)

Security Description	Shares	Value
Common Stocks (continued)
Financials (continued)
Invesco Ltd.	676	$12,317
Investec PLC (South Africa)	1,879	12,056
Legal & General Group PLC (United Kingdom)	9,333	31,753
Lloyds Banking Group PLC (United Kingdom)	28,800	21,871
MetLife, Inc.	520	23,748
Morgan Stanley	508	21,488
National Australia Bank Ltd. (Australia)	776	13,459
NN Group NV (Netherlands)	432	18,256
Northern Trust Corp.	160	14,154
Ping An Insurance Group Co. of China Ltd. Class H (China)	921	8,908
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	1,052	11,166
Principal Financial Group, Inc.	348	17,424
Progressive Corp. (The)	701	47,170
Prudential Financial, Inc.	256	23,588
Reinsurance Group of America, Inc.	111	16,034
Royal Bank of Canada (Canada)	260	19,792
Signature Bank	101	12,858
State Street Corp.	256	18,150
Sumitomo Mitsui Financial Group, Inc. (Japan)	318	11,809
Swiss Life Holding AG (Switzerland)*	49	20,168
Synchrony Financial	644	19,346
Torchmark Corp.	355	29,735
Toronto-Dominion Bank (The) (Canada)	468	26,357
Travelers Cos., Inc. (The)	166	20,840
Voya Financial, Inc.	348	16,158
Westpac Banking Corp. (Australia)	764	13,634
Zurich Insurance Group AG (Switzerland)	52	16,299
Total Financials		1,209,941
Health Care - 10.9%
ABIOMED, Inc.*	52	18,256
Agilent Technologies, Inc.	333	25,325
Alfresa Holdings Corp. (Japan)	569	15,656
Anthem, Inc.	127	38,481
Astellas Pharma, Inc. (Japan)	1,216	17,968
Cardinal Health, Inc.	243	12,143
Centene Corp.*	186	24,286
Cigna Corp.	223	44,558
CSL Ltd. (Australia)	98	13,871
Gilead Sciences, Inc.	1,000	70,010
Humana, Inc.	99	30,590
Illumina, Inc.*	103	28,818
Intuitive Surgical, Inc.*	32	16,756
Johnson & Johnson	178	23,688
Medtronic PLC	121	10,695
Merck & Co., Inc.	615	45,774
Nektar Therapeutics*	200	8,468
Pfizer, Inc.	505	21,437
Regeneron Pharmaceuticals, Inc.*	58	24,898
Veeva Systems, Inc. Class A*	187	20,394
Zoetis, Inc.	211	18,180
Total Health Care		530,252
Industrials - 9.8%
AMETEK, Inc.	256	18,662
Canadian National Railway Co. (Canada)	175	14,604
CH Robinson Worldwide, Inc.	148	12,842
CoStar Group, Inc.*	68	26,570
Security Description	Shares	Value
Common Stocks (continued)
Industrials (continued)
Daelim Industrial Co. Ltd. (South Korea)*	187	$17,899
Hanwha Corp. (South Korea)*	524	16,554
IDEX Corp.	165	22,747
Legrand SA (France)	195	11,553
Lockheed Martin Corp.	119	34,473
Marubeni Corp. (Japan)	1,900	14,768
Mitsubishi Electric Corp. (Japan)	1,150	14,417
Obayashi Corp. (Japan)	1,590	15,079
PACCAR, Inc.	366	23,980
Robert Half International, Inc.	195	12,564
Roper Technologies, Inc.	116	32,858
Safran SA (France)	122	15,989
Schindler Holding AG (Switzerland)	87	18,337
Sumitomo Corp. (Japan)	961	14,835
Taisei Corp. (Japan)	289	13,558
Toppan Printing Co. Ltd. (Japan)	1,100	17,986
Toshiba Corp. (Japan)	549	17,313
Transurban Group (Australia)	1,944	17,197
Turk Hava Yollari AO (Turkey)*	2,570	7,670
Vestas Wind Systems A/S (Denmark)	116	9,568
Vinci SA (France)	194	17,071
Waste Management, Inc.	181	17,316
Wolters Kluwer NV (Netherlands)	310	19,303
Total Industrials		475,713
Information Technology - 15.2%
Adobe, Inc.*	165	40,890
Amphenol Corp. Class A	233	20,485
Automatic Data Processing, Inc.	131	18,319
Cadence Design Systems, Inc.*	389	18,684
Canon, Inc. (Japan)	710	20,298
CDW Corp.	222	18,486
Citrix Systems, Inc.	125	12,818
Compal Electronics, Inc. (Taiwan)	21,524	12,751
Corning, Inc.	683	22,717
DXC Technology Co.	192	12,311
Fortinet, Inc.*	261	19,985
Fujitsu Ltd. (Japan)	200	13,374
Hon Hai Precision Industry Co. Ltd. (Taiwan)	6,154	14,022
HP, Inc.	1,280	28,198
Intel Corp.	1,128	53,151
Keysight Technologies, Inc.*	296	21,910
Lam Research Corp.	126	21,367
Lenovo Group Ltd. (China)	13,580	9,864
Mastercard, Inc. Class A	165	34,836
Micron Technology, Inc.*	653	24,958
Microsoft Corp.	461	48,142
NEC Corp. (Japan)	587	19,670
NXP Semiconductors NV (Netherlands)	152	13,229
PayPal Holdings, Inc.*	448	39,764
Seagate Technology PLC	296	13,107
SS&C Technologies Holdings, Inc.	318	16,374
Synopsys, Inc.*	263	24,551
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,164	15,567
TE Connectivity Ltd.	151	12,223
Telefonaktiebolaget LM Ericsson Class B (Sweden)	1,712	15,205
Western Digital Corp.	273	12,282
Wirecard AG (Germany)	86	14,244
Worldpay, Inc. Class A*	250	20,870

See Notes to the Schedules of Investments

Schedule of Investments - Virtus WMC Global Factor Opportunities ETF (continued)

January 31, 2019 (unaudited)

Security Description	Shares	Value
Common Stocks (continued)
Information Technology (continued)
WPG Holdings Ltd. (Taiwan)	12,541	$15,900
Xilinx, Inc.	173	19,366
Total Information Technology		739,918
Materials - 4.0%
Air Products & Chemicals, Inc.	124	20,384
BHP Group Ltd. (Australia)	624	15,798
BHP Group PLC (Australia)	1,174	26,026
Covestro AG (Germany)(2)	291	16,048
Empresas CMPC SA (Chile)	5,829	21,066
Franco-Nevada Corp. (Canada)	186	14,429
Freeport-McMoRan, Inc.	1,194	13,898
Givaudan SA (Switzerland)	5	12,107
Jiangxi Copper Co. Ltd. Class H (China)	10,594	13,419
LyondellBasell Industries NV Class A	202	17,568
POSCO (South Korea)	49	12,067
Vale SA (Brazil)	951	11,864
Total Materials		194,674
Real Estate - 4.5%
Ascendas Real Estate Investment Trust (Singapore)	14,000	28,495
CK Asset Holdings Ltd. (Hong Kong)	1,664	13,942
Equity Residential	304	22,058
Link REIT (Hong Kong)	1,124	12,318
Prologis, Inc.	161	11,135
Public Storage	102	21,677
Realty Income Corp.	175	12,021
Redefine Properties Ltd. (South Africa)	23,507	18,698
Simon Property Group, Inc.	77	14,023
Sun Hung Kai Properties Ltd. (Hong Kong)	851	14,228
Swiss Prime Site AG (Switzerland)*	272	23,017
Vonovia SE (Germany)	513	25,724
Total Real Estate		217,336
Utilities - 5.1%
Chubu Electric Power Co., Inc. (Japan)	675	10,656
CMS Energy Corp.	214	11,158
Consolidated Edison, Inc.	147	11,414
Dominion Energy, Inc.	179	12,573
Fortis, Inc. (Canada)	619	22,076
National Grid PLC (United Kingdom)	1,784	19,309
NextEra Energy, Inc.	141	25,236
OGE Energy Corp.	576	23,587
Sempra Energy	98	11,464
Southern Co. (The)	266	12,928
Terna Rete Elettrica Nazionale SpA (Italy)	3,038	18,680
WEC Energy Group, Inc.	451	32,936
Xcel Energy, Inc.	680	35,605
Total Utilities		247,622
Total Common Stocks
(Cost $4,794,862)		4,767,113
PREFERRED STOCKS-1.1%
Consumer Staples-0.3%
Henkel AG & Co. KGaA, 2.08% (Germany)	138	13,407
Financials-0.8%
Banco Bradesco SA, 2.51% (Brazil)	1,491	18,503
Security Description	Shares	Value
PREFERRED STOCKS (continued)
Financials (continued)
Itau Unibanco Holding SA, 5.17% (Brazil)	2,058	$21,882
Total Financials		40,385
Total Preferred Stocks
(Cost $51,153)		53,792
TOTAL INVESTMENTS - 99.2%
(Cost $4,846,015)		4,820,905
Other Assets in Excess of Liabilities - 0.8%		38,340
Net Assets - 100.0%		$4,859,245

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2019, the aggregate value of these securities was $16,048, or 0.3% of net assets.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus WMC Global Factor Opportunities ETF (continued)

January 31, 2019 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$ 4,767,113	$ –	$ –	$ 4,767,113
Preferred Stocks	53,792	–	–	53,792
Total	$ 4,820,905	$ –	$ –	$ 4,820,905
There were no Level 3 securities as of January 31, 2019.

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF

January 31, 2019 (unaudited)

Security Description	Shares	Value
Common Stocks - 125.9%(1)
Energy - 125.9%
Andeavor Logistics LP(2)	655,181	$23,514,446
Antero Midstream Partners LP(2)	190,745	4,804,867
BP Midstream Partners LP	1,399,055	21,979,154
Buckeye Partners LP	12,053	368,219
Crestwood Equity Partners LP(2)	71,610	2,270,753
DCP Midstream LP(2)	266,035	8,920,154
Enable Midstream Partners LP	94,201	1,426,203
Energy Transfer LP(2)	4,116,378	60,551,920
EnLink Midstream LLC(2)	2,510,762	27,317,091
Enterprise Products Partners LP(2)	1,498,401	41,460,756
EQM Midstream Partners LP(2)	815,988	37,339,611
Genesis Energy LP(2)	653,745	13,676,345
Holly Energy Partners LP	12,014	368,589
Kinder Morgan, Inc.(2)	203,219	3,678,264
Magellan Midstream Partners LP(2)	569,703	35,008,249
Marathon Petroleum Corp.(2)	370,993	24,581,996
MPLX LP(2)	1,787,896	62,790,908
NGL Energy Partners LP	905,306	10,637,345
Noble Midstream Partners LP(2)	600,294	19,329,467
NuStar Energy LP	388,569	9,904,624
ONEOK, Inc.(2)	311,887	20,026,264
Phillips 66(2)	146,356	13,963,826
Phillips 66 Partners LP(2)	567,040	27,796,301
Plains All American Pipeline LP(2)	1,858,992	42,329,248
Shell Midstream Partners LP	155,986	3,169,636
Tallgrass Energy LP	221,361	5,275,033
TC PipeLines LP	44,510	1,414,973
Western Gas Equity Partners LP	205,279	6,480,658
Western Gas Partners LP(2)	436,240	21,096,566
Williams Cos., Inc. (The)(2)	1,071,399	28,852,775
Total Common Stocks
(Cost $622,213,267)		580,334,241

	Notional Amount	Number of contracts
Purchased Options - 0.0%(3)
Purchased Call Options
Marathon Petroleum Corp.,
Expires 02/15/19,
Strike Price $65.00 (Cost $308,468)	100,000	1,000	304,000
TOTAL INVESTMENTS - 125.9%
(Cost $622,521,735)			580,638,241
Liabilities in Excess of Other Assets - (25.9)%			(119,609,090)
Net Assets - 100.0%			$461,029,151

Written Options - (0.7)%
Written Call Options
Andeavor Logistics LP,
Expires 02/15/19,
Strike Price $37.50	(20,000)	(200)	(3,000)
Antero Midstream Partners LP,
Expires 03/15/19,
Strike Price $25.00	(40,000)	(400)	(47,000)
Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Written Call Options (continued)
Crestwood Equity Partners LP,
Expires 04/18/19,
Strike Price $35.00	(60,000)	(600)	$(30,000)
DCP Midstream LP,
Expires 03/15/19,
Strike Price $35.00	(10,000)	(100)	(5,100)
DCP Midstream LP,
Expires 04/18/19,
Strike Price $35.00	(30,000)	(300)	(30,750)
DCP Midstream LP,
Expires 04/18/19,
Strike Price $40.00	(10,000)	(100)	(1,250)
Energy Transfer LP,
Expires 02/01/19,
Strike Price $14.00	(30,000)	(300)	(24,000)
Energy Transfer LP,
Expires 02/15/19,
Strike Price $15.00	(10,000)	(100)	(1,100)
Energy Transfer LP,
Expires 03/08/19,
Strike Price $15.50	(60,000)	(600)	(9,300)
Energy Transfer LP,
Expires 04/18/19,
Strike Price $16.00	(30,000)	(300)	(6,000)
EnLink Midstream LP,
Expires 02/15/19,
Strike Price $15.00	(10,000)	(100)	0
Enterprise Products Partners LP,
Expires 02/01/19,
Strike Price $28.00	(10,000)	(100)	(500)
Enterprise Products Partners LP,
Expires 02/15/19,
Strike Price $28.00	(20,000)	(200)	(5,200)
Enterprise Products Partners LP,
Expires 03/15/19,
Strike Price $29.00	(19,000)	(190)	(2,850)
Enterprise Products Partners LP,
Expires 06/21/19,
Strike Price $30.00	(70,000)	(700)	(21,000)
EQM Midstream Partners LP,
Expires 02/15/19,
Strike Price $45.00	(2,200)	(22)	(3,300)
EQM Midstream Partners LP,
Expires 04/18/19,
Strike Price $50.00	(171,000)	(1,710)	(141,075)
EQM Midstream Partners LP,
Expires 04/18/19,
Strike Price $55.00	(153,100)	(1,531)	(30,620)
Genesis Energy LP,
Expires 03/15/19,
Strike Price $22.50	(60,000)	(600)	(16,500)

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF (continued)

January 31, 2019 (unaudited)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Written Call Options (continued)
Kinder Morgan, Inc.,
Expires 02/22/19,
Strike Price $18.00	(121,000)	(1,210)	$(53,240)
Kinder Morgan, Inc.,
Expires 02/08/19,
Strike Price $18.00	(30,000)	(300)	(7,200)
Kinder Morgan, Inc.,
Expires 03/08/19,
Strike Price $18.50	(10,000)	(100)	(2,600)
Magellan Midstream Partners LP,
Expires 02/15/19,
Strike Price $62.50	(61,000)	(610)	(6,100)
Magellan Midstream Partners LP,
Expires 02/15/19,
Strike Price $65.00	(10,000)	(100)	(500)
Magellan Midstream Partners LP,
Expires 03/15/19,
Strike Price $65.00	(76,900)	(769)	(7,690)
Magellan Midstream Partners LP,
Expires 04/18/19,
Strike Price $65.00	(100,000)	(1,000)	(30,000)
Magellan Midstream Partners LP,
Expires 04/18/19,
Strike Price $67.50	(201,000)	(2,010)	(20,100)
Magellan Midstream Partners LP,
Expires 07/19/19,
Strike Price $67.50	(42,000)	(420)	(14,700)
Marathon Petroleum Corp.,
Expires 02/01/19,
Strike Price $65.00	(40,000)	(400)	(64,000)
Marathon Petroleum Corp.,
Expires 02/15/19,
Strike Price $70.00	(70,000)	(700)	(45,500)
Marathon Petroleum Corp.,
Expires 02/15/19,
Strike Price $75.00	(10,000)	(100)	(700)
Marathon Petroleum Corp.,
Expires 03/15/19,
Strike Price $72.50	(10,000)	(100)	(6,200)
Marathon Petroleum Corp.,
Expires 03/15/19,
Strike Price $75.00	(11,600)	(116)	(3,944)
MPLX LP,
Expires 02/15/19,
Strike Price $33.00	(20,000)	(200)	(51,000)
MPLX LP,
Expires 02/15/19,
Strike Price $34.00	(40,000)	(400)	(50,000)
MPLX LP,
Expires 02/15/19,
Strike Price $35.00	(100,000)	(1,000)	(45,000)
Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Written Call Options (continued)
MPLX LP,
Expires 03/15/19,
Strike Price $35.00	(20,000)	(200)	$(18,800)
MPLX LP,
Expires 03/15/19,
Strike Price $36.00	(242,100)	(2,421)	(108,945)
MPLX LP,
Expires 03/15/19,
Strike Price $37.00	(30,000)	(300)	(10,500)
MPLX LP,
Expires 06/21/19,
Strike Price $37.00	(50,000)	(500)	(41,000)
Noble Midstream Partners LP,
Expires 05/17/19,
Strike Price $40.00	(110,300)	(1,103)	(44,120)
ONEOK, Inc.,
Expires 02/01/19,
Strike Price $63.50	(10,000)	(100)	(5,700)
ONEOK, Inc.,
Expires 02/08/19,
Strike Price $62.00	(30,000)	(300)	(74,250)
ONEOK, Inc.,
Expires 02/08/19,
Strike Price $64.00	(22,000)	(220)	(20,900)
ONEOK, Inc.,
Expires 02/15/19,
Strike Price $64.00	(70,000)	(700)	(91,000)
ONEOK, Inc.,
Expires 02/15/19,
Strike Price $64.50	(10,000)	(100)	(10,000)
ONEOK, Inc.,
Expires 03/01/19,
Strike Price $64.00	(10,000)	(100)	(16,500)
ONEOK, Inc.,
Expires 03/01/19,
Strike Price $65.00	(70,000)	(700)	(94,500)
ONEOK, Inc.,
Expires 03/01/19,
Strike Price $66.00	(11,000)	(110)	(9,350)
ONEOK, Inc.,
Expires 03/01/19,
Strike Price $67.00	(53,000)	(530)	(31,800)
ONEOK, Inc.,
Expires 03/08/19,
Strike Price $67.00	(1,000)	(10)	(900)
ONEOK, Inc.,
Expires 04/18/19,
Strike Price $67.50	(20,000)	(200)	(25,000)
ONEOK, Inc.,
Expires 04/18/19,
Strike Price $70.00	(10,000)	(100)	(5,500)

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF (continued)

January 31, 2019 (unaudited)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Written Call Options (continued)
Phillips 66,
Expires 02/01/19,
Strike Price $95.00	(52,000)	(520)	$(68,120)
Phillips 66,
Expires 02/01/19,
Strike Price $98.50	(16,600)	(166)	0
Phillips 66,
Expires 02/08/19,
Strike Price $100.00	(20,000)	(200)	(10,000)
Phillips 66,
Expires 02/15/19,
Strike Price $100.00	(30,000)	(300)	(18,000)
Phillips 66,
Expires 02/22/19,
Strike Price $100.00	(31,500)	(315)	(22,050)
Phillips 66,
Expires 03/15/19,
Strike Price $100.00	(10,000)	(100)	(13,500)
Phillips 66,
Expires 05/17/19,
Strike Price $110.00	(14,000)	(140)	(10,220)
Phillips 66 Partners LP,
Expires 03/15/19,
Strike Price $50.00	(21,000)	(210)	(26,250)
Phillips 66 Partners LP,
Expires 06/21/19,
Strike Price $55.00	(47,800)	(478)	(28,680)
Plains All American Pipeline LP,
Expires 02/01/19,
Strike Price $24.50	(10,000)	(100)	0
Plains All American Pipeline LP,
Expires 02/08/19,
Strike Price $24.50	(20,000)	(200)	(2,000)
Plains All American Pipeline LP,
Expires 02/15/19,
Strike Price $24.50	(60,000)	(600)	(12,000)
Plains All American Pipeline LP,
Expires 02/22/19,
Strike Price $24.00	(10,000)	(100)	(3,250)
Plains All American Pipeline LP,
Expires 02/22/19,
Strike Price $25.00	(100,000)	(1,000)	(10,000)
Plains All American Pipeline LP,
Expires 03/01/19,
Strike Price $24.00	(61,000)	(610)	(22,875)
Plains All American Pipeline LP,
Expires 03/01/19,
Strike Price $25.50	(100,000)	(1,000)	(10,000)
Plains All American Pipeline LP,
Expires 03/08/19,
Strike Price $25.00	(10,000)	(100)	(2,000)
Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Written Call Options (continued)
Plains All American Pipeline LP,
Expires 03/15/19,
Strike Price $26.00	(30,000)	(300)	$(3,000)
Western Gas Partners LP,
Expires 02/15/19,
Strike Price $50.00	(80,000)	(800)	(44,000)
Western Gas Partners LP,
Expires 05/17/19,
Strike Price $50.00	(30,000)	(300)	(59,250)
Western Gas Partners LP,
Expires 05/17/19,
Strike Price $55.00	(20,000)	(200)	(10,000)
Williams Cos., Inc. (The),
Expires 02/01/19,
Strike Price $26.50	(50,000)	(500)	(21,250)
Williams Cos., Inc. (The),
Expires 02/01/19,
Strike Price $27.00	(30,000)	(300)	(3,300)
Williams Cos., Inc. (The),
Expires 02/08/19,
Strike Price $27.00	(80,000)	(800)	(26,400)
Williams Cos., Inc. (The),
Expires 02/15/19,
Strike Price $27.50	(160,000)	(1,600)	(49,600)
Williams Cos., Inc. (The),
Expires 02/22/19,
Strike Price $27.00	(50,000)	(500)	(33,000)
Williams Cos., Inc. (The),
Expires 02/22/19,
Strike Price $27.50	(180,000)	(1,800)	(72,000)
Williams Cos., Inc. (The),
Expires 02/22/19,
Strike Price $28.00	(20,000)	(200)	(4,000)
Williams Cos., Inc. (The),
Expires 03/01/19,
Strike Price $27.00	(130,000)	(1,300)	(100,100)
Williams Cos., Inc. (The),
Expires 03/01/19,
Strike Price $27.50	(60,000)	(600)	(29,400)
Williams Cos., Inc. (The),
Expires 03/15/19,
Strike Price $28.00	(80,000)	(800)	(28,000)
Written Put Options
DCP Midstream LP,
Expires 02/15/19,
Strike Price $30.00	(30,000)	(300)	(7,500)
DCP Midstream LP,
Expires 02/15/19,
Strike Price $35.00	(10,000)	(100)	(24,000)
Energy Transfer LP,
Expires 02/08/19,
Strike Price $14.50	(70,000)	(700)	(21,000)

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF (continued)

January 31, 2019 (unaudited)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Written Put Options (continued)
Energy Transfer LP,
Expires 02/15/19,
Strike Price $15.00	(50,000)	(500)	$(33,500)
Enterprise Products Partners LP,
Expires 02/01/19,
Strike Price $27.00	(110,000)	(1,100)	(8,800)
Enterprise Products Partners LP,
Expires 02/08/19,
Strike Price $27.00	(140,000)	(1,400)	(17,500)
Enterprise Products Partners LP,
Expires 02/15/19,
Strike Price $27.00	(120,000)	(1,200)	(36,000)
Enterprise Products Partners LP,
Expires 02/22/19,
Strike Price $27.00	(151,000)	(1,510)	(52,850)
Kinder Morgan, Inc.,
Expires 02/01/19,
Strike Price $17.50	(60,000)	(600)	(600)
Kinder Morgan, Inc.,
Expires 02/15/19,
Strike Price $17.50	(140,000)	(1,400)	(15,400)
Magellan Midstream Partners LP,
Expires 02/15/19,
Strike Price $60.00	(80,000)	(800)	(56,800)
Magellan Midstream Partners LP,
Expires 03/15/19,
Strike Price $60.00	(80,000)	(800)	(92,000)
ONEOK, Inc.,
Expires 02/01/19,
Strike Price $60.00	(30,000)	(300)	0
ONEOK, Inc.,
Expires 02/08/19,
Strike Price $59.50	(30,000)	(300)	(2,100)
ONEOK, Inc.,
Expires 02/08/19,
Strike Price $60.00	(50,000)	(500)	(4,500)
ONEOK, Inc.,
Expires 02/15/19,
Strike Price $60.00	(10,000)	(100)	(2,200)
ONEOK, Inc.,
Expires 02/15/19,
Strike Price $62.00	(40,000)	(400)	(17,000)
ONEOK, Inc.,
Expires 02/22/19,
Strike Price $60.00	(40,000)	(400)	(11,000)
Phillips 66 Partners LP,
Expires 02/15/19,
Strike Price $50.00	(205,200)	(2,052)	(307,800)
Plains All American Pipeline LP,
Expires 02/01/19,
Strike Price $23.50	(241,700)	(2,417)	(169,190)
Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Written Put Options (continued)
Plains All American Pipeline LP,
Expires 02/08/19,
Strike Price $22.50	(110,000)	(1,100)	$(57,750)
Williams Cos., Inc. (The),
Expires 02/01/19,
Strike Price $26.50	(60,000)	(600)	(2,400)
Williams Cos., Inc. (The),
Expires 02/08/19,
Strike Price $26.50	(50,000)	(500)	(9,250)
Williams Cos., Inc. (The),
Expires 02/15/19,
Strike Price $26.00	(130,000)	(1,300)	(26,000)
Williams Cos., Inc. (The),
Expires 02/22/19,
Strike Price $26.00	(83,000)	(830)	(27,805)
TOTAL WRITTEN OPTIONS - (0.7)%
(Premiums Received $2,612,354)			$(3,140,974)

Abbreviations:
LP — Limited Partnership

(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for line of credit borrowings, short sales and open written option contracts. The aggregate market value of the collateral at January 31, 2019 was $507,858,074.
(2)	Subject to written call options.
(3)	Amount rounds to less than 0.05%.

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF (continued)

January 31, 2019 (unaudited)

Lude

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$ 580,334,241	$ –	$ –	$ 580,334,241
Purchased Options	304,000	–	–	304,000
Total	$ 580,638,241	$ – s	$ –	$ 580,638,241
Liability Valuation Inputs
Written Options	$ 3,131,974	$ 9,000	$ –	$ 3,140,974
Total	$ 3,131,974	$ 9,000	$ –	$ 3,140,974
There were no Level 3 securities as of January 31, 2019.

See Notes to the Schedules of Investments

Notes to the Schedule of Investments (unaudited)

1.      ORGANIZATION

The ETFis Series Trust I (the "Trust") was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). InfraCap REIT Preferred ETF, Virtus Cumberland Municipal Bond ETF, Virtus Glovista Emerging Markets ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus WMC Global Factor Opportunities ETF and InfraCap MLP ETF (each, a "Fund", and collectively, the "Funds"), each a separate investment portfolio of the Trust, Schedule of Investments are presented herein. The offering of shares is registered under the Securities Act of 1933, as amended (the "Securities Act").

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. Each Fund prepares its Schedule of Investments in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

Security Valuation

Equity securities and Exchange-Traded Funds are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange ("NYSE") or NASDAQ, at the NYSE or NASDAQ Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust's Board of Trustees (the "Board"). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy described below.

Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over-the counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures ("ASC 820") defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the following hierarchy:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the

Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund's investments at January 31, 2019, is disclosed at the end of each Fund's Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(principal executive officer)

Date	3/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(principal executive officer)

Date	3/28/2019

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer
(principal financial officer)

Date	3/28/2019

* Print the name and title of each signing officer under his or her signature.